File No. 33-68040

                         As filed on September ^29, 1998


                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
                                                                              --
      Pre-Effective Amendment No.
      Post-Effective Amendment No.   ^ 6                                       X
                                   --------                                   --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                                                              --
      Amendment No.     ^ 7                                                    X
                    ------------                                              --


                         INVESCO DIVERSIFIED FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

       Registrant's Telephone Number, including Area Code: (303) 930-6300

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                               -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                              114 West 47th Street
                            New York, New York 10036
                               -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective:

____  immediately  upon filing  pursuant to paragraph  (b)
____  on  ________________, pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a)(i)
__X_  on December 1, ^ 1998, pursuant to paragraph (a)(i)
____  75 days after filing pursuant to paragraph (a)(ii)
____  on _________________, pursuant to paragraph  (a)(ii) of rule 485

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                --------------------

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 notice for the fiscal year ending July 31, ^ 1998 will be filed on or about ^ October 23, 1998.

                                  Page 1 of 448
                        Exhibit index is located at page 84

                         INVESCO DIVERSIFIED FUNDS, INC.
                      ------------------------------------

                              CROSS-REFERENCE SHEET


Form N-1A
Item                                         Caption
---------                                    -------

Part A                                       Prospectus

      1.......................               Cover Page

      2.......................               Annual Fund Expenses; Essential
                                             Information


      3.^......................              Financial Highlights; Fund Price
                                             ^ And Performance

      4.......................               Investment Objective ^ And
                                             Strategy; Investment Policies ^
                                             And Risks; The Fund ^ And Its
                                             Management

      5.......................               The Fund ^ And Its Management


      5A......................               Not Applicable


      6.......................               Fund Services; Taxes, Dividends ^
                                             And Other Distributions;
                                             Additional Information

      7.......................               How To Buy Shares; Fund Price ^
                                             And Performance; Fund Services;
                                             The Fund ^ And Its Management

      8.......................               Fund Services; How ^ To Sell
                                             Shares


      9.......................               Not Applicable

Part B                                       Statement of Additional
                                             Information

      10.......................              Cover Page

      11.......................              Table of Contents

Form N-1A
Item                                         Caption
---------                                    -------

      12.......................              The Fund ^ And Its Management

      13.......................              Investment Practices; Investment
                                             Policies ^ And Restrictions

      14.......................              The Fund ^ And Its Management

      ^ 15.......................            The Fund And Its Management;
                                             Additional Information

      16.......................              The Fund ^ And Its Management;
                                             Additional Information

^

      17.......................              Investment Practices; Investment
                                             Policies ^ And Restrictions


      18.......................              Additional Information


      19.......................              How Shares Can Be Purchased; How
                                             Shares Are Valued; Services
                                             Provided ^ By The Fund;
                                             Tax-Deferred Retirement Plans;
                                             How ^ To Redeem Shares

      20.......................              Dividends, ^ Other Distributions
                                             ^ And Taxes


      21.......................              How Shares Can Be Purchased

      22.......................              Performance Data

      23.......................              Additional Information

Part C                                       Other Information

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
December 1, ^ 1998


                        INVESCO SMALL COMPANY VALUE FUND


     INVESCO Small Company Value Fund ^(the "Fund") seeks long-term capital growth. Using a value-oriented strategy, the Fund invests primarily in the equity securities of U.S. companies with market capitalizations below those of the 1,000 largest U.S. firms ("Small Companies"). The Fund also has the flexibility to invest in other types of securities.

     The Fund is a series of INVESCO Diversified Funds, Inc. (the "Company"), a diversified, managed no-load mutual fund, consisting of this single portfolio of investments. Additional funds may be offered in the future.

     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated December 1, ^ 1998, has been filed with the Securities and Exchange Commission, and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

TABLE OF CONTENTS                                                           Page


ESSENTIAL INFORMATION..........................................................6

ANNUAL FUND EXPENSES...........................................................7

FINANCIAL HIGHLIGHTS...........................................................9

INVESTMENT OBJECTIVE AND STRATEGY.............................................11


INVESTMENT POLICIES AND RISKS...............................................^ 12

THE FUND AND ITS MANAGEMENT.................................................^ 15

FUND PRICE AND PERFORMANCE....................................................17

HOW TO BUY SHARES.............................................................18

FUND SERVICES...............................................................^ 22

HOW TO SELL SHARES..........................................................^ 23

TAXES, DIVIDENDS AND ^ OTHER DISTRIBUTIONS..................................^ 25

ADDITIONAL INFORMATION......................................................^ 26

ESSENTIAL INFORMATION


     Investment Goal And Strategy. ^ The Fund seeks long-term capital growth. It invests primarily in equity securities of U.S. companies with market capitalizations that are below those of the 1,000 U.S. companies having the largest market capitalizations ("Small Companies"). There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy^" and "Investment Policies And Risks."

     Designed For: Investors seeking capital growth over the long-term. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform ^ Gifts/Transfers To Minors Act Account or systematic investing strategy. The Fund may be a suitable investment for many types of retirement programs, including ^ various Individual Retirement Accounts ("IRAs"), 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.


     Time Horizon. Potential shareholders should consider this a long-term investment due to the volatility of the securities held by the Fund.


     Risks. The Fund uses an investment strategy which at times may include holdings in foreign securities and rapid portfolio turnover. ^ Its returns on foreign investments may be influenced by currency fluctuations and other risks of investing overseas. ^ The Fund may experience rapid portfolio turnover, which may result in higher brokerage commissions and the acceleration of taxable capital gains. Investors should consider whether these policies make the Fund unsuitable for that portion of ^ their savings dedicated to current income or preservation of capital over the short-term. See "Investment Objective And Strategy" and "Investment Policies And Risks."

     Organization and Management. The Fund is a series of ^ the Company. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. ^("INVESCO"), founded in 1932, to serve as investment adviser, administrator and transfer agent. INVESCO Management and Research, Inc. (" ^ IMR") serves as sub-adviser. Together, ^ INVESCO and IMR constitute "Fund Management." ^ INVESCO Distributors, Inc. ("IDI"), founded in 1997 as a wholly-owned subsidiary of ^ INVESCO, is the Fund's distributor.

     The Fund's investments are selected by Bob Slotpole^. See "The Fund And Its Management."

     ^ INVESCO, IMR and IDI are indirect, wholly-owned subsidiaries of AMVESCAP PLC, an international investment management company^ that ^ managed approximately ^ $261 billion in assets as of June 30, 1998. AMVESCAP PLC is based in London with money managers located in Europe, North America and the Far East.

     This Fund offers all of the following services at no charge: Telephone purchases Telephone exchanges Telephone redemptions Automatic reinvestment of distributions Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange Periodic withdrawal plans

See "How To Buy Shares" and "How To Sell Shares."

     Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans.

     Minimum  Subsequent  Investment:   $50  (Minimums  are  lower  for  certain
retirement plans.)

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares ^. Effective June 1, 1998, the Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's New Assets (new sales of shares, exchanges into the Fund and reinvestments of dividends and capital gain distributions) each year. (See "How To Buy Shares - ^ Distribution Expenses.")

     Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return.


     We  calculate  annual  operating  expenses  as a  percentage  of the Fund's average annual net assets. To keep expenses competitive, ^ INVESCO and IMR voluntarily reimburse the Fund for ^ certain expenses in excess of 1.25%
(excluding excess amounts that have been offset by the expense offset arrangements described below) of the Fund's average net assets.


Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                        0.75%
12b-1 Fees                                                          ^ 0.01%
Other Expenses(1),(2)                                               ^ 0.50%
Total Fund Operating Expenses(1),(2)                                ^ 1.26%

(1)It should be noted that the Fund's actual total operating expenses were lower than the figures shown, because the Fund's custodian fees ^ were reduced under an expense offset arrangement. However, as a result of an SEC requirement ^, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect any reductions for ^ periods ^ prior to the fiscal year ended July 31, ^ 1996. See "The Fund And Its Management."

(2)Certain expenses of the Fund are being absorbed voluntarily by ^ INVESCO and IMR. In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been ^ 0.62% and ^ 1.38%, respectively, based on the Fund's actual expenses for the fiscal year ended July 31, ^ 1998.

Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)





            1 Year      3 Years     5 Years     10 Years
            ------      -------     -------     --------
            $13         $40         ^ $70       $153

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE ^ EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more informatino on the Fund's expenses, see "The Fund And Its Management" and "How To Buy Shares -- Distribution Expenses."

     Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting ^ IDI at the address or telephone number on the cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.


                                                                                                   Period
                                                                                                   Ended
                                                      Year Ended July 31                           July 31
                                         ---------------------------------------------       ----------------------

                                          1998         1997           1996       1995               1994(a)^

PER SHARE DATA
Net Asset Value -

   Beginning of Period                    $14.94      $12.19         $11.77      $9.76              $10.00
^ INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.06        0.09           0.08       0.05                0.06
^ Net Gains or (Losses) on
   Securities ^(Both Realized
   and Unrealized)                         (0.30)       4.10           0.68       2.05               (0.28)
                                         ---------------------------------------------       ----------------------
Total from Investment Operations           (0.24)       4.19           0.76       2.10               (0.22)
^


LESS DISTRIBUTIONS
Dividends from Net Investment
   Income                                   0.05        0.09           0.08       0.09                0.02
Distributions from Capital Gains            3.63        1.35           0.26       0.00                0.00
                                         ---------------------------------------------       ---------------------
Total Distributions                         3.68        1.44           0.34       0.09                0.02
                                         ---------------------------------------------       ---------------------
Net Asset Value - End of Period           $11.02      $14.94         $12.19     $11.77              $ 9.76

                                         =============================================       =====================
TOTAL RETURN                              (2.12%)     36.97%          6.47%     21.64%              (2.21%)(b)^
RATIOS


Net Assets - End of Period
   ($000 Omitted)                        $53,497     $58,549        $46,693    $40,071              $13,474




Ratio of Expenses to Average

   Net Assets^(c)                       1.26%(d)    1.25%(d)       1.09%(d)      1.00%              1.00%(e)

Ratio of Net Investment Income
   to^ Average Net Assets^(c)           0.36%       0.75%          0.61%         0.84%              1.20%(e)^

Portfolio Turnover Rate                  132%        147%           156%           73%                 55%(b)^

^(a) From December 1, 1993,  commencement of investment operations,  to July 31,
     1994.

^(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

^(c) Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the years ended July 31, 1998, 1997, 1996 and 1995^ and ^ the period ended
     July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.38%, 1.35%, 1.09%, 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.24%, 0.65%, 0.61%, 0.52% and 0.56%
     (annualized), respectively.

^(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

^(e) Annualized







INVESTMENT OBJECTIVE AND STRATEGY

     The Fund seeks  long-term  capital  growth.  This  investment  objective is fundamental  and  may  not  be  changed  without  the  approval  of  the  Fund's shareholders.  Normally,  the Fund seeks to achieve this  objective by investing
65%  or  more  of  its  assets  in  Small   Companies   --  those  with   market
capitalizations  below those of the 1,000 largest U.S. companies.  As to the 65%
limitation,  the Fund will not invest in companies whose equity  capitalizations exceed one billion dollars at the time of initial  purchase.  The balance of the
Fund's  assets may be invested in equity  securities  of foreign  companies  and companies whose capitalizations exceed that of small companies,  U.S. government securities, short-term investments and nonconvertible long-term debt securities.
The equity  securities in which the Fund may invest include common and preferred stocks, convertible bonds and convertible preferred stocks, and other securities having equity characteristics such as warrants and rights. There is no assurance that the Fund's investment objective will be met.

     In selecting investments,  Fund Management is primarily seeking to identify stocks of Small  Companies which will produce an annual total return higher than the annual return of the Russell 2000 Small Stock Index ("Russell  2000") over a full market  cycle.  The Russell  2000 is an  unmanaged  index  comprised of the common stocks of 2,000 U.S.  companies  having market  capitalizations  that are smaller  than  those of the 1,000  largest  U.S.  companies.  Those  1,000  U.S.
companies having the highest market  capitalization  are included in the Russell
1000 Large Cap Stock  Index.  Companies  included in the indices are  readjusted annually and are compiled by Frank Russell  Company.  Fund Management  employs a value-oriented  approach using both  quantitative and traditional stock analysis to uncover the best possible  values from a broad  universe,  typically 2,500 or more Small Companies.  Among other factors, we review earnings-to-price and book value-to-price  ratios,  earnings  estimate revision  momentum,  relative market
strength  compared  to  competitors,   inventory/sales   trends,  and  financial
leverage.  A stock's  expected  return is then estimated and, when combined with proprietary  estimates of trading costs, a risk-controlled  optimal portfolio is generated.  Finally,  traditional  fundamental analysis is used for final review before Fund holdings are selected.

     The  majority  of the  Fund's  holdings  consist  of common  stocks  traded
"over-the-counter" although the Fund may also buy stocks traded on the national and regional exchanges. The Fund also has the flexibility to invest in other
U.S. and foreign securities, including debt securities. The risks of investing in debt securities are discussed below under "Investment Policies And Risks."


^


     The Fund's investment portfolio is actively traded. Securities may be bought and sold relatively quickly during certain market or economic conditions thus at times causing the Fund's portfolio turnover rate to exceed 100%. This may cause higher-than-normal turnover rates, resulting in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.


      When we believe market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets  in  high-quality  money  market  instruments,  such as  short-term  U.S.
government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS


     Investors generally should expect to see ^ the price per share of the Fund vary with movements in the stock market, changes in economic conditions and other factors. The Fund invests in many different ^ securities and industries;
this diversification ^ may help reduce the Fund's ^ exposure to particular investment and market risks, but cannot eliminate these risks.

     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000.
Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

     Equity Securities. The Fund invests in equity securities of Small Companies as previously defined. Fund Management seeks to reduce the risks associated with investments in equity securities through diversification and consideration of factors affecting the value of securities it considers relevant. The ability of Fund Management to select equity securities which it believes will increase in market value is the primary factor in determining whether the Fund will be able to achieve its investment objective. The companies represented in the Fund's investment portfolio (particularly those trading "over-the-counter") may be in the early stages of development; have limited product lines, markets or financial resources; and/or lack management depth. These factors may expose these companies to more intense competitive pressures, greater volatility in earnings, and relative illiquidity or erratic price movements for the companies' securities, compared to larger, more established companies or the market averages in general.


^

     Foreign Securities. Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign equity and corporate debt securities. Securities of Canadian issuers and sponsored American Depository
Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains ^. ADRs are denominated in U.S.
dollars and trade in the U.S. securities markets.


     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.






     Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S.
issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and


     -^ investment income on certain foreign securities may be subject to foreign withholding taxes, which may reduce dividend income or capital gains payable to shareholders.

     There is also the possibility of  expropriation  or confiscatory  taxation;
adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility ^ that the Fund ^ may experience difficulties in pursuing legal remedies and collecting judgments.

     ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


     Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The
Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999.
The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may be permitted to join the EMU in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

     Illiquid and Rule 144A Securities. The Fund may invest up to 15% of its net assets  in  illiquid  securities,  including  securities  that  are  subject  to
restrictions  on  resale  and  securities  that  are  not  readily   marketable.
Investments in illiquid securities are subject to the risk that the Fund may not be able to dispose of a security at the time desired or at a  reasonable  price, or may have to bear the expense and delay of  registering  the security in order to resell it. The Fund may also ^ invest in restricted  securities  that are not registered  for  sale  to the  general  public^  but  that ^ may  be  resold  to institutional  investors^,  known as "Rule 144A Securities"^,  without regard to the  foregoing 15%  limitation,  if a liquid  trading  market  exists.  For more information  concerning  illiquid  and Rule  144A  Securities,  see  "Investment
Policies ^ And Restrictions" in the Statement of Additional Information.

     Delayed Delivery or When-Issued Securities. Up to 10% of the value of the Fund's total assets may be committed to the purchase or sale of securities on a when-issued or delayed-delivery basis --that is, with settlement taking place in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment.
Between the date of purchase and the settlement date, the market value of the securities may vary^. No interest is payable to the Fund prior to settlement.

     Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the security if the prior owner defaults on its repurchase obligation.
To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest).
These  agreements are entered into only with member banks of the Federal Reserve
System, registered broker-dealers and registered U.S. government securities dealers that are deemed creditworthy under standards established by the Company's board of directors.

     Securities Lending.  The Fund may seek to earn additional income by lending
securities  to  qualified   brokers,   dealers,   banks,   or  other   financial
institutions,  on a fully collateralized  basis. For further information on this
policy,  see  "Investment   Policies  And  Restrictions"  in  the  Statement  of
Additional Information.


     Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities.
In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

     Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

     Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix
B therein.


^

     Investment Restrictions. Certain restrictions, which are ^ identified in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund limits to 5% the portion of its total assets that may be invested in any one issuer, ^ and to 25% the portion of its total assets that may be invested in any one industry.

     For a further discussion of risks associated with an investment in the Fund, see "Investment Policies And Restrictions" and "Investment Practices" in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT


     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as ^ an open-end, ^ diversified, management investment company. It was incorporated on April 2, 1993, under the laws of Maryland.

     The Company's board of directors has responsibility for overall supervision of the Fund and reviews the services provided by the adviser and sub-adviser.
Under an agreement with the Company,  ^ INVESCO,  7800 E. Union Avenue,  Denver,
Colorado 80237, serves as the Fund's investment adviser; it is primarily responsible for providing the Fund with various administrative services. IMR is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments.

     INVESCO,  IMR and IDI are indirect,  wholly-owned  subsidiaries of AMVESCAP
PLC.  AMVESCAP  PLC is a  publicly-traded  holding  company  that,  through  its
subsidiaries,   engages  in  the  business  of   investment   management  on  an
international  basis.  INVESCO  PLC  changed its name to AMVESCO PLC on March 3,
1997 and to AMVESCAP  PLC on May 8, 1997,  as part of a merger  between a direct subsidiary of INVESCO PLC and A I M Management  Group Inc.,  that created one of the largest independent  investment  management businesses in the world. INVESCO and IMR  continued  to operate  under their  existing  names.  AMVESCAP  PLC had approximately  $261  billion in assets  under  management  as of June 30,  1998.
INVESCO  was  established  in 1932 and, as of July 31,  1998,  managed 14 mutual
funds,   consisting  of  49  separate   portfolios,   with  combined  assets  of
approximately $19.6 billion on behalf of 884,099 shareholders.

     Bob Slotpole has been the lead portfolio manager of ^ the Fund since 1994 and is primarily responsible for the day-to-day management of the ^ Fund's holdings. Mr. Slotpole is also portfolio manager of INVESCO Multi-Asset
Allocation Fund^. Mr. Slotpole was previously employed in the proprietary options department at Lehman Brothers (1983 ^ to 1984) ^ and developed the program trading department at First Boston (1985 ^ to 1992) before joining IMR as a portfolio manager (since 1993). Mr. Slotpole received an M.B.A. from Stanford University and a B.S. from the State University of New York at Buffalo
^.


     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.


     The Fund pays ^ INVESCO a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. For the fiscal year ended July 31, ^ 1998, investment management fees paid by the Fund amounted to 0.75% of the Fund's average net assets. Out of this fee, ^
INVESCO paid to IMR as a sub-advisory fee an amount equal to ^ 0.33% of the Fund's average net assets. No fee is paid by the Fund to IMR.

     Under a Distribution Agreement, IDI provides services relating to the distribution and sale of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Fund's distributor.

     Under a Transfer Agency Agreement, ^ INVESCO acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account^. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^
INVESCO, may provide equivalent services to the Fund. In these cases, ^ INVESCO may pay, out of the fee it receives from the Fund, an annual sub-transfer agency fee or recordkeeping fee to the third party.

     ^ Under an Administrative Services Agreement, ^ INVESCO handles additional administrative, recordkeeping^ and internal sub-accounting services for the Fund. For ^ the fiscal year ended July 31, ^ 1998, the Fund paid INVESCO a fee equal to ^ 0.03% of the Fund's average net assets.

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with the noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund (prior to any expense offset ^ arrangements) for the fiscal year ended July 31, ^ 1998, including investment ^ advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 1.26% of the Fund's average net assets. Certain Fund expenses were absorbed voluntarily by ^ INVESCO and IMR pursuant to a commitment to the Fund to ensure that the Fund's total operating expenses (after expense offset arrangements) did not exceed 1.25% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of ^ such brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How To
Buy Shares Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers ^ that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see
"Investment  Practices - Placement of Portfolio  Brokerage"  in the Statement of
Additional Information.
^

FUND PRICE AND PERFORMANCE

     Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). ^
INVESCO prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading ^(generally, 4:00 p.m. New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; ^ subtracting liabilities, including accrued expenses; and ^ dividing that dollar amount by the total number of Fund shares outstanding.

     Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Total return figures show the average annual rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for ^ the periods cited.
Cumulative total return shows the actual rate of return on an investment for the periods cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show interim variations in performance that occur over the periods cited. More information about the Fund's recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to IDI using the phone number or address on the back cover of this Prospectus.

     When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Small Company Growth
Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.


     Performance figures are based on historical ^ investment results and are not intended to suggest future performance.


HOW TO BUY SHARES


     The ^ chart on page 21 shows several convenient ways to invest in the Fund.
Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through ^ INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. For all new accounts, please send a completed application form. ^

     Fund Management reserves the right to increase, reduce, or waive the minimum investment requirements in its sole discretion, when it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

     Exchange Policy. You may exchange your shares in this Fund for those in another INVESCO fund on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

     Please note these policies regarding exchanges of fund shares:

     1)   The fund accounts must be identically registered.

     2) You may make up to four exchanges out of each fund during each calendar year.

     3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).
[/R]






     4) ^ In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to ^ temporarily or permanently terminate the exchange ^ option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements.

     5) Notice of all modifications or ^ terminations that would affect all Fund shareholders will be given at least 60 days prior to the effective date of the change in ^ policy, except in unusual ^ circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily ^ suspended).


                                 HOW TO BUY SHARES
================================================================================

Method                      Investment Minimum         Please Remember
--------------------------------------------------------------------------------
By Check
Mail to:                    $1,000 for regular         If your check does
INVESCO Funds               account;                   not clear, you will
Group, Inc.                 $250 for an ^ IRA;         be responsible for
P.O. Box 173706             $50 minimum for            any related loss
Denver, CO                  each subsequent            the Fund or ^
80217-3706.                 investment.                INVESCO incurs. If
Or you may send                                        you are already a
your check by                                          shareholder in the
overnight courier                                      INVESCO funds, the
to: 7800 E. Union                                      Fund may seek
Ave., Denver, CO                                       reimbursement from
80237.                                                 your existing
                                                       account(s) for any
                                                       loss incurred.

--------------------------------------------------------------------------------
By Telephone or
Wire

Call 1-800-525-8085         $1,000.                    Payment must be
to request your                                        received within 3
purchase. Then send                                    business days, or
your check by                                          the transaction may
overnight courier                                      be canceled. If a
to our street                                          purchase is
address:                                               canceled due to
7800 E. Union Ave.,                                    nonpayment, you
Denver, CO 80237.                                      will be responsible
Or you may transmit                                    for any related
your payment by                                        loss the Fund or ^
bank wire (call ^                                      INVESCO incurs. If
INVESCO for                                            you are already a
instructions).                                         shareholder in the
                                                       INVESCO  funds,  the Fund
                                                       may  seek   reimbursement
                                                       from    your     existing
                                                       account(s)  for any  loss
                                                       incurred.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
With EasiVest or
Direct Payroll
Purchase

You may enroll on           $50 per month for          Like all regular
the fund                    EasiVest; $50 per          investment plans,
application, or             pay period for             neither EasiVest
call us for the             Direct Payroll             nor Direct Payroll
correct form and            Purchase. You may          Purchase ensures a
more details.               start or stop your         profit or protects
Investing the same          regular investment         against loss in a
amount on a monthly         plan at any time,          falling market.
basis allows you to         with two weeks'            Because you'll
buy more shares             notice to ^                invest continually,
when prices are low         INVESCO.                   regardless of
and fewer shares                                       varying price
when prices are                                        levels, consider
high.  This                                            your financial
"dollar-cost                                           ability to keep
averaging" may help                                    buying through low
offset market                                          price levels. And
fluctuations. Over                                     remember that you
a period of time,                                      will lose money if
your average cost                                      you redeem your
per share may be                                       shares when the
less than the                                          market value of all
actual average                                         your shares is less
price per share.                                       than their cost.

--------------------------------------------------------------------------------
By PAL

Your "Personal              $1,000; $250 for an        Be sure to write
Account Line" is            IRA.                       down the
available for                                          confirmation number
subsequent                                             provided by PAL.
purchases and                                          Payment must be
exchanges 24 hours                                     received within 3
a day. Simply call                                     business days, or
1-800-424-8085.                                        the transaction may
                                                       be   cancelled.    If   a
                                                       purchase is cancelled due
                                                       to  nonpayment,  you will
                                                       be  responsible  for  any
                                                       related  loss the Fund or
                                                       ^ INVESCO incurs.  If you
                                                       are already a shareholder
                                                       in the INVESCO funds, the
                                                       Fund       may       seek
                                                       reimbursement  from  your
                                                       existing  account(s)  for
                                                       any loss incurred.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Exchange
Between this and            $1,000 to open a           See "Exchange

another of the              new account; $50           Policy^," page 18.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
Automatic Monthly           minimum is $250 for
Exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.

================================================================================


     Distribution Expenses. The Fund is authorized under a Plan and Agreement of
Distribution  pursuant  to Rule 12b-1 under the  Investment  Company Act of 1940
(the  "Plan") to use its assets to finance  certain  activities  relating to the distribution  of its shares to  investors.  The Plan  applies to New Assets (new sales of shares,  exchanges  into the Fund and  reinvestments  of dividends  and capital gain distributions) of the Fund made on or after June 1, 1998. Under the
Plan,  monthly  payments  may be made by the Fund to IDI to permit  IDI,  at its discretion,  to  engage in  certain  activities  and  provide  certain  services approved  by the  board of  directors  of the  Company  in  connection  with the distribution  of the Fund's shares to investors.  These  activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the
Fund) to securities dealers and other financial  institutions and organizations, which may include  INVESCO-  and  IDI-affiliated  companies,  to obtain  various distribution-related  and/or administrative services for the Fund. Such services
may  include,   among  other  things,   processing   new   shareholder   account
applications,   preparing  and   transmitting   to  the  Fund's  transfer  agent
computer-processable  tapes of all  transactions by customers and serving as the primary source of information to customers in answering questions concerning the
Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors.
These services and activities may be conducted by the staff of INVESCO, IDI or their affiliates or by third parties.

     Under the Plan, the Fund's payments to IDI are limited to an amount computed at an annual rate of 0.25% of the Fund's New Assets. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO Mutual Funds, including the Fund.
Payment amounts by the Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. Therefore, any obligations  incurred by IDI in excess of the  limitations  described above will not be paid by the Fund under the Plan,  and will be borne by IDI. In  addition,
IDI and its affiliates may from time to time make additional payments from their
revenues  to  securities   dealers,   financial  advisers  and  other  financial
institutions that provide  distribution-related  and/or administrative  services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's  termination.  Payments  made by the Fund may not be used to finance  directly the distribution of shares of any other Fund of the Company or other mutual funds advised by INVESCO and distributed by IDI. However,  payments received by IDI which are not used to finance the  distribution of shares of the
Fund become part of IDI's  revenues and may be used by IDI for  activities  that promote the distribution of any of the mutual funds advised by INVESCO.  Subject to review by the Company's  directors,  payments made by the Fund under the Plan for  compensation  of  marketing  personnel,  as noted  above,  are  based on an allocation  formula  designed to ensure that all such payments are  appropriate.
IDI will bear any  distribution-and  service-related  expenses  in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution  which may result from IDI's use of its own resources, providing that such fees are legitimate and not excessive.  For more information see  "How  Shares  Can Be  Purchased  -Distribution  Plan" in the  Statement  of
Additional Information.

FUND SERVICES


     Shareholder Accounts. ^ INVESCO will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.


     Transaction  Confirmations.  You will  receive  detailed  confirmations  of
individual  purchases,   exchanges,  and  redemptions.  If  you  choose  certain
recurring transaction plans (for instance,  EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

     Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.


     Reinvestment of Distributions. Dividends and capital gain distributions are automatically ^ reinvested in additional Fund shares at the NAV on the ex-dividend or ex-distribution date, unless you choose to have dividends and/or
^ other distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

     Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


     Retirement Plans and IRAs. Fund shares may be purchased for ^ IRAs and many
types  of  tax-deferred   retirement  plans.  ^  INVESCO  can  supply  you  with
information and forms to establish or transfer your existing plan or account.






HOW TO SELL SHARES

     The  following  chart  shows  several  convenient  ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office.  The
NAV at the time of the redemption may be more or less than the price you paid to
purchase  your  shares,   depending   primarily   upon  the  Fund's   investment
performance.

     Please specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

     While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

                                 HOW TO SELL SHARES
================================================================================
Method                      Minimum Redemption         Please Remember
--------------------------------------------------------------------------------

By Telephone
Call us toll-free           $250 (or, if less,         These telephone
at 1-800-525-8085.          full liquidation of        redemption
                            the account) for a         privileges may be
                            redemption check;          modified or
                            $1,000 for a wire          terminated in the
                            to bank of record.         future at
                            The maximum amount         ^ INVESCO's
                            which may be               discretion
                            redeemed by
                            telephone is
                            generally $25,000.


--------------------------------------------------------------------------------
In Writing

Mail your request           Any amount. The            If the shares to be
to INVESCO Funds            redemption request         redeemed are
Group, Inc., P.O.           must be signed by          represented by
Box 173706                  all registered             stock certificates,
Denver, CO                  owners of the              the certificates
80217-3706. You may         account. Payment           must be sent to ^
also send your              will be mailed to          INVESCO.
request by                  your address of
overnight courier           record, or to a
to 7800 E. Union            designated bank.
Ave., Denver, CO 80237.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
By Exchange

Between this and            $1,000 to open a           See "Exchange
another of the              new account; $50           Policy," ^ page 18
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
automatic monthly           minimum is $250 for
exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.
--------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to          $100 per payment on        You must have at
request the                 a monthly or               least $10,000 total
appropriate form            quarterly basis.           invested with the
and more                    The redemption             INVESCO funds, with
information at              check may be made          at least $5,000 of
1-800-525-8085.             payable to any             that total invested
                            party you                  in the fund from
                            designate.                 which withdrawals
                                                       will be made.

--------------------------------------------------------------------------------
Payment To Third
Party
Mail your request           Any amount.                All registered
to INVESCO Funds                                       account owners
Group, Inc., P.O.                                      must sign
Box 173706                                             the request, with a
Denver, CO                                             signature guarantee
80217-3706.                                            from an eligible
                                                       guarantor financial
                                                       institution, such as a
                                                       commercial bank or a
                                                       recognized national or
                                                       regional securities firm.
================================================================================

     Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange, or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

     If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.







     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be involuntarily liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND ^ OTHER DISTRIBUTIONS

     Taxes. The Fund intends to distribute to shareholders ^ all of its net investment income, net capital gains and net gains from foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^
The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and ^ other distributions ^ as taxable income for federal, state^ and local income tax purposes, unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically ^ reinvested in shares of the Fund or another fund in the INVESCO group.

     ^ Net realized capital gains of the Fund are classified as short-term^ and long-term gains depending ^ upon how long the Fund held the security ^ that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than 12 months are taxable at a maximum rate of 20%. Long-term gains realized between July 29, 1997 and December
31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28%. Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20%. Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into effect on July
24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. Note that the rate of capital gains tax is dependent on the shareholder's marginal tax rate and may be lower than the above rates ^. ^ At the end of each year, information regarding the tax status of dividends and ^ other distributions is provided to shareholders. Shareholders should consult their tax adviser as to the effect of distributions by the Fund.

     Shareholders may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.

     The Fund may be subject to ^ withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld ^ may be treated as an expense of the Fund ^.








     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital ^ gains and other distributions and redemption proceeds. ^ You can avoid backup withholding on your ^ account by ensuring that we have a correct, certified tax identification number, unless you are subject to backup withholding for other reasons.

     We encourage  you to consult a tax adviser  with respect to these  matters.
For further information, see "Dividends, ^ Other Distributions ^ And Taxes" in the Statement of Additional Information.

     Dividends and ^ Other Distributions. The Fund earns ordinary or net investment income^ in the form of interest and dividends on investments.
Dividends paid by the Fund will be based solely on the net investment income earned by it. The Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on an annual or semiannual basis, at the discretion of the Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains realized on certain foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends and other ^ distributions are paid to shareholders who hold shares on the record date of the distribution, regardless of how long the shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to ^ the distribution, the shareholder will, in effect, have "bought" the ^ distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution^.

ADDITIONAL INFORMATION


     Voting  Rights.  All shares of the ^ Company have equal voting rights based on one vote for each share owned and a  corresponding  fractional  vote for each fractional  share  owned.  The Company is not  generally  required  and does not expect to hold regular annual meetings of shareholders.  However, when requested to do so in writing by the holders of 10% or more of the  outstanding  shares of the ^ Fund or as may be required by applicable law or the Company's  Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders. Directors may be removed by action of the holders of a majority of the  outstanding  shares  of the  Fund.  The Fund will  assist  shareholders  in communicating  with other shareholders as required by the Investment Company Act of 1940.

     Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same fundamental investment objective, policies and limitations. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if this option were implemented.








                                    INVESCO DIVERSIFIED FUNDS, INC.


                                    INVESCO  Small  Company Value Fund
                                    A no-load mutual fund seeking
                                    long-term capital growth from
                                    small-capitalization stocks.

                                    PROSPECTUS

                                    December 1, ^ 1998

INVESCO FUNDS

INVESCO Distributors, Inc.(SM)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

^ In Denver, visit one of our
convenient Investor Centers:

Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition, all documents
filed by the Company with the
Securities ^ & Exchange Commission
can be located on a ^ Web site
maintained by the Commission at
http://www.sec.gov.









STATEMENT OF ADDITIONAL INFORMATION
December 1, ^ 1998


                         INVESCO DIVERSIFIED FUNDS, INC.


                       ^ INVESCO Small Company Value Fund


Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085

--------------------------------------------------------------------------------


     INVESCO ^ Diversified Funds, Inc. (the "Company") is a ^ no-load ^, open-end, diversified, management investment company currently consisting of one portfolio of investments, the INVESCO Small Company Value Fund ^(the "Fund").
Additional funds may be ^ added in the future. ^

     The Fund seeks long-term capital growth. The Fund seeks to achieve its investment objective through the investment of at least 65% of its net assets in equity securities of U.S. companies with market capitalizations that are below those of the 1,000 U.S. companies having the largest market capitalizations
("small companies").


     A Prospectus for the Fund dated December 1, ^ 1998 which provides the basic information you should know before investing in the Fund, may be obtained without charge from INVESCO Distributors, Inc., Post Office Box 173706, Denver,
Colorado 80217-3706. This Statement of Additional Information is not a ^ prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.

Investment Adviser:  INVESCO FUNDS GROUP, INC.
Distributor: INVESCO DISTRIBUTORS, INC.












                                TABLE OF CONTENTS

                                                                            Page



INVESTMENT POLICIES AND RESTRICTIONS                                        ^ 31

THE FUND AND ITS MANAGEMENT                                                 ^ 41

HOW SHARES CAN BE PURCHASED                                                 ^ 52

HOW SHARES ARE VALUED                                                       ^ 55

FUND PERFORMANCE                                                            ^ 56

SERVICES PROVIDED BY THE FUND                                               ^ 57

TAX-DEFERRED RETIREMENT PLANS                                               ^ 58

HOW TO REDEEM SHARES                                                        ^ 58

DIVIDENDS, ^ OTHER DISTRIBUTIONS AND TAXE                                   ^ 59

INVESTMENT PRACTICES                                                        ^ 61

ADDITIONAL INFORMATION                                                      ^ 64

APPENDIX A                                                                  ^ 66

APPENDIX B                                                                  ^ 68







INVESTMENT POLICIES AND RESTRICTIONS


     ^  As  discussed  in  the  Fund's   Prospectus  in  the  sections  entitled
"Investment  Objective ^ And Strategy" and "Investment  Policies And Risks," the
Fund  may  invest  in a  variety  of  securities  and  employ  a broad  range of investment  techniques  in seeking to achieve  its  investment  objective.  Such securities and techniques include the following:

     ^ Equity  Securities.  As described in the  Prospectus,  equity  securities which may be purchased by the Fund consist of common,  preferred and convertible preferred stocks, and securities having equity  characteristics  such as rights, warrants and convertible  debt  securities.  Common stocks and preferred  stocks represent  equity  ownership  interests in a corporation  and participate in the
corporation's   earnings  through   dividends  which  may  be  declared  by  the
corporation.  Unlike  common  stocks,  preferred  stocks are  entitled to stated
dividends  payable from the corporation's  earnings,  which in some cases may be
"cumulative" if prior stated dividends have not been paid.  Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation.  Preferred stocks may be "participating"
which  means  that they may be  entitled  to  dividends  in excess of the stated
dividend  in  certain  cases.  The  rights of common  and  preferred  stocks are generally subordinate to rights associated with a corporation's debt securities.
Rights and  warrants  are  securities  which  entitle the holder to purchase the securities  of a company  (generally,  its common  stock) at a  specified  price during a specified  time period.  Because of this feature,  the values of rights and  warrants  are  affected by factors ^ similar to those which  determine  the prices of common  stocks  and  exhibit  similar  behavior  (although  often more volatile behavior). Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

     Convertible   securities  which  may  be  purchased  by  the  Fund  include convertible  debt  obligations  and convertible  preferred  stock. A convertible security  entitles  the holder to  exchange  it for a fixed  number of shares of common  stock (or other  equity  security),  usually at a fixed  price  within a specified  period of time.  Until  conversion,  the holder receives the interest paid on a  convertible  ^ security  or the  dividend  preference  of a preferred stock.

     Convertible  securities have an "investment value" which is the theoretical value determined by the yield they provide in comparison with similar securities without  the  conversion  feature.  Investment  value  changes  are  based  upon prevailing  interest  rates and  other  factors.  They  also have a  "conversion value",  which  is ^ their  worth  in  market  value  if the ^  securities  were
exchanged  for  ^  their  underlying  equity  ^  securities.   Conversion  value
fluctuates  directly with the price of the  underlying  security.  If conversion value is  substantially  below  investment  value,  the price of the convertible security is governed  principally  by its  investment  value.  If the conversion value is near or above investment  value, the price of the convertible  security generally  will rise above  investment  value and may  represent a premium  over conversion  value due to the combination of the convertible  security's right to interest (or dividend  preference) and the  possibility of capital  appreciation from the  conversion  feature.  A convertible  security's  price,  when price is influenced  primarily by its conversion value,  generally will yield less than a senior  non-convertible  security of comparable  investment  value.  Convertible securities  may be  purchased at varying  price  levels  above their  investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.


     Debt Securities.  Although the Fund  historically has not done so, the Fund may invest in debt  securities  when Fund  Management  believes  that there is a potential for capital  appreciation.  The Fund's  investments in debt securities generally  are subject to both credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due.  Market  risk  relates to the fact that the market  values of the debt  securities  generally will be affected by changes in the level of interest rates.  An increase in interest  rates will tend to reduce the market  values of outstanding  debt  securities,  whereas a decline in interest rates will tend to
increase  their  values.   Although  Fund  Management  would  limit  the  Fund's
investments  in debt  securities  to  securities  it  believes  are  not  highly speculative,  both kinds of risk are  increased by investing in debt  securities rated BBB or lower by Standard & Poor's, a division of The McGraw-Hill  Company,
Inc. ("S&P"), Baa or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, securities determined by Fund Management to be of equivalent quality.

     Investments in debt securities  include U.S.  government and corporate debt securities.  Investments in U.S. government securities may consist of securities issued or guaranteed by the U.S.  government or any agency or instrumentality of the U.S.  government.  In some cases, these securities are direct obligations of the U.S.  government,  such as U.S.  Treasury  bills,  notes and bonds. In other cases,  these  securities  are  obligations  guaranteed by the U.S.  government,
consisting  of  Government  National  Mortgage   Association   obligations,   or
obligations  of U.S.  government  authorities,  agencies  or  instrumentalities, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home
Loan Banks,  Federal  Financing  Bank and Federal  Farm Credit  Bank,  which are supported  only by the  assets  of the  issuer.  The  Fund  may  invest  in both investment grade and lower-rated  corporate debt securities.  However,  the Fund will not  invest  more than 15% of its  total  assets  (measured  at the time of purchase) in corporate  debt  securities  that are rated below BBB by S&P or Baa
Moody's  or, if  unrated,  are judged by Fund  Management  to be  equivalent  in quality to debt securities having such ratings. In no event will the Fund invest in a debt  security  rated  below  BB by  S&P or Ba by  Moody's.  The  risks  of investing  in  debt  securities  are  discussed  under  "Risk  Factors."  For  a description of each corporate bond rating  category,  please refer to Appendix A to the Statement of Additional Information.

     The short-term  investments of the Fund may consist of U.S.  government and
agency   securities,   domestic  bank   certificates  of  deposit  and  bankers'
acceptances, and commercial paper rated A-1 by S&P or P-1 by Moody's, as well as repurchase  agreements with banks and registered  broker-dealers  and registered government  securities  dealers with respect to the  foregoing  securities.  The
Fund's assets invested in U.S. government securities and short-term  investments will be used to meet current cash  requirements,  such as to satisfy requests to redeem shares of the Fund and to preserve investment  flexibility.  A commercial paper  rating of A-1 by S&P or P-1 by Moody's  is the  highest  rating  category assigned by such rating  organizations  and indicates that the issuer has a very strong  capacity  to make  timely  payments  of  principal  and  interest on its commercial  paper  obligations.  All bank  certificates  of deposit and bankers'
acceptances at the time of purchase by the Fund must be issued by domestic banks








(i) which are members of the Federal Reserve System having total assets in excess of $5 billion, (ii) have received at least a B ranking from Thomson Bank
Watch Credit Rating Service or International Bank Credit Analysis, and (iii) either directly or through parent holding companies have securities outstanding which have been rated Aaa, Aa or P-1 by Moody's or AAA, AA or A-1 by S&P.

Foreign Securities


     As discussed in the Fund's Prospectus ^, the Fund may invest up to 25% of its total assets, measured at the time of purchase, in foreign securities.
Securities of Canadian  issuers and  securities  purchased by means of sponsored
American  Depository  Receipts  ("ADRs") are not subject to this 25% limitation.
There is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting and auditing and financial reporting standards, practices, and requirements as compared to those applicable to United States issuers.

     The Fund's investment adviser or sub-adviser will normally purchase foreign securities in over-the-counter markets or on exchanges located in the countries in which the respective principal offices of the issuers of the various equity securities are located, as such markets or exchanges are generally the best available markets for foreign securities. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York
Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United
States exchanges, although the Fund will endeavor to achieve favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, the economics of individual countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

     The dividends and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

Illiquid and 144A Securities


     As discussed in the section of the Fund's Prospectus entitled "Investment ^
Policies^ And Risks," the Fund may invest in ^ securities that are illiquid because they are subject to restrictions on ^ their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities.








Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such securities at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. ^ The Fund also may invest in restricted securities that can be resold to institutional investors pursuant to Rule 144A under the ^ Securities Act of 1933 (the "1933 Act")
(hereinafter referred to as "Rule 144A Securities").


     In recent years, a large  institutional  market has developed for Rule 144A
Securities. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Rule  144A  under  the  1933  Act  establishes  a "safe  harbor"  from  the registration  requirements of the 1933 Act for resales of certain  securities to qualified  institutional buyers.  Institutional markets for Rule 144A Securities may provide both readily  ascertainable  values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption  orders.
An  insufficient  number  of  qualified   institutional   buyers  interested  in
purchasing  a Rule 144A  Security  held by the Fund,  however,  could  adversely affect  the  marketability  of such  security,  and the Fund  might be unable to dispose of such security  promptly or at reasonable  prices.  ^ When-Issued  and
Delayed Delivery Securities

     As discussed in the section of the Fund's Prospectus  entitled  "Investment
Policies  ^  And  Risks,"  the  Fund  may  purchase  and  sell  securities  on a
when-issued  or  delayed   delivery  basis.   When-issued  or  delayed  delivery
transactions  arise when  securities  (normally,  equity  obligations of issuers eligible  for  investment  by the Fund) are  purchased  or sold by the Fund with payment  and  delivery  taking  place in the  future in order to secure  what is considered  to be an  advantageous  price  and  yield.  However,  the yield on a comparable  security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered  into.  When the Fund engages in  when-issued  and delayed  delivery transactions,  it  relies  on the  seller  or  buyer,  as the  case  may be,  to consummate  the  sale.  Failure  to do so may  result  in the Fund  missing  the opportunity  of  obtaining  a price  or  yield  considered  to be  advantageous.
When-issued  and  delayed  delivery  transactions  generally  may be expected to settle within one month from the date the  transactions  are entered into, but ^
in no event  later  than 90 days  after the  transaction  date.  ^ No payment or delivery  is made by the Fund until it  receives  delivery  or payment  from the other party to the transaction. However, when the Fund purchases a security on a when-issued or delayed delivery basis, it assumes the risk that the market price of the  security  may  fluctuate  between the date of  purchase  and the date of delivery.

      To the extent that the Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its netassets than if the Fund set aside cash to satisfy its purchase commitments.

     When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account cash or liquid securities having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.


     Repurchase   Agreements.^  As  discussed  in  the  section  of  the  Fund's
Prospectus  entitled  "Investment ^ Policies^ And Risks," the Fund may invest in repurchase agreements with ^ respect to debt instruments eligible for investment by the  Fund  with  member  banks  of the  Federal  Reserve  System,  registered broker-dealers  and registered U.S.  government  securities  dealers,  which are believed to be creditworthy  under standards  established by the Company's board of  directors.  A  repurchase  agreement  is an  agreement  under which the Fund acquires a debt instrument  (generally a security issued by the U.S.  government or an agency thereof, a banker's  acceptance or a certificate of deposit) from a commercial bank, broker or dealer,  subject to resale to the seller at an agreed upon price and date  (normally,  the next business day). A repurchase  agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon  interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.  In these  transactions,  the  securities  acquired by the Fund  (including  accrued interest  earned thereon) must have a total value at least equal to the value of the  repurchase  agreement,  and are held as collateral by the Fund's  custodian bank until the  repurchase  agreement is completed.  In addition,  the Company's board of directors monitors the Fund's repurchase agreement transactions and has established guidelines and standards for review by the investment adviser of the creditworthiness  of any bank, broker or dealer party to a repurchase  agreement with the Fund. The Fund will not enter into  repurchase  agreements  maturing in more than  seven days if as a result  more than 15% of its net  assets  would be invested in such repurchase agreements and other illiquid securities.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent ^, the Fund may experience costs and delays in realizing on the collateral. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     ^ Securities Lending. As described in the section of the Fund's Prospectus^
entitled  "Investment  Policies  And  Risks,"  the Fund  may lend its  portfolio
securities   to  qualified   brokers,   dealers,   banks  and  other   financial
institutions,  provided that such loans are callable at any time by the Fund and are at all times secured by collateral  consisting of cash, letters of credit or securities issued or guaranteed by the United States government or its agencies, or any  combination  thereof,  equal to at least the  market  value,  determined daily,  of the loaned  securities.  The advantage of such loans is that the Fund continues  to  have  the  benefits  (and  risks)  of  ownership  of  the  loaned securities, while at the same time receiving ^ income from the borrower of the securities. Loans will be made only to firms deemed by the ^ adviser or ^ sub-adviser (under procedures established by the Company's board of directors) to be creditworthy and when the amount of interest to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by the Fund at any time. If at any time the borrower fails to maintain the required amount of collateral (at least 100% of the market value of the borrowed securities^, plus accrued interest and dividends), the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, the Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss during the loan period would inure to the Fund.

     Futures and Options on Futures. As described in the Fund's Prospectus, the Fund may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts. The Fund will comply with and adhere to all limitations in the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. ^ The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.^

     Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills)^ currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract.
However, ^ because losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures, Options and Forward Contracts").

     Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contracts and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between underlying instruments and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions.
Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the underlying instrument and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

     In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.


     Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes; options are also included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option which the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.


     Investment  Restrictions.  As  described  in  the  section  of  the  Fund's
Prospectus entitled "Investment Policies ^ And Risks," the Fund operates under certain investment restrictions. ^ For purposes of the Fund's investment restrictions and its investment policies, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from the Fund.

     ^ The following restrictions are fundamental and may not be changed with respect to the Fund without the prior approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment
Company Act of 1940, as amended, (the "1940 Act"). Under these restrictions, the
Fund may not:


     (1) With respect to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act, as amended
          (the "1940 Act")), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

     (2)  Borrow  money,  except that the Fund may borrow money for temporary or emergency  purposes (not for leveraging or  investment)  and may enter
          into  reverse  repurchase   agreements  in  an  aggregate  amount  not
          exceeding  33 1/3% of the value of its  total  assets  (including  the
          amount  borrowed)  less  liabilities  (other  than  borrowings).   Any
          borrowings  that come to  exceed  33 1/3% of the  value of the  Fund's total  assets by reason of a decline  in net  assets  will be  reduced within three business days to the extent  necessary to comply with the
          33 1/3% limitation.  This restriction  shall not prohibit  deposits of assets to margin or guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

     (3) Invest more than 25% of the value of its assets in any particular industry (other than Government securities).

     (4) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (5) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (6)  Lend any security or make any other loan if, as a result, more than 33
          1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

     (7) Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.


     In applying the industry concentration investment restriction (no. 3 above), the Fund uses an industry classification system based on ^ a modified
S&P industry code classification schema which uses various sources to classify securities.

     As  a  fundamental   policy  in  addition  to  the  above,  the  Fund  may,
notwithstanding  any other  investment  policy  or  limitation  (whether  or not fundamental),  invest all of its assets in the  securities of a single  open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

     Additional investment restrictions adopted by the Company on behalf of the Fund and which may be changed by the directors, at their discretion, without shareholder approval, include the following:

     (1) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value.

     (2) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed
          5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

     (3) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and forward futures contracts are not deemed to constitute selling securities short.

     (4) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (5) The Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.
          Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (6) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     (7) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     (8) The Fund does not currently intend to purchase any illiquid securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and that such securities are not subject to the foregoing limitation.

     (9) The Fund may not invest in companies for the purpose of exercising control or management.



     With respect to ^ investment  restriction (8) above, the board of directors has  delegated  to the Fund's  investment  adviser the  authority  to  determine whether a liquid market exists for  securities  eligible for resale  pursuant to
Rule 144A under the 1933 Act, or any  successor  to such rule,  and ^ whether or not such  securities are subject to the  non-fundamental  restriction (8) above.
Under  guidelines  established  by the  board of  directors,  the  adviser  will consider the following factors, among others, in making this determination:  (1)
the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security;  (3) the number of dealers  willing to purchase or sell
the  security  and  the  number  of  other  potential  purchasers;   (4)  dealer
undertakings  to make a  market  in the  security;  and (5)  the  nature  of the security and the nature of marketplace  trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).


THE FUND AND ITS MANAGEMENT

     The Company. The Company was incorporated on April 2, 1993, under the laws of Maryland.


     The Investment Adviser.  INVESCO Funds Group, Inc., a Delaware  corporation
^("INVESCO"),  is employed as the Company's  investment  adviser.  ^ INVESCO was established  in 1932 and also  serves  as an  investment  adviser  to  INVESCO ^
Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly,  INVESCO
^ Capital  Appreciation  Funds,  Inc.),   INVESCO ^ Income  Funds, Inc., INVESCO
^ Flexible Funds, Inc. (formerly,  INVESCO Multiple Asset Funds, Inc.),  INVESCO
Growth Fund, Inc., INVESCO  Industrial Income Fund, Inc., INVESCO  International
Funds, Inc., INVESCO Money Market Funds,  Inc.^,  INVESCO Specialty Funds, Inc.,
INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO
Value Trust, and INVESCO Variable Investment Funds, Inc.

     The  Investment   Sub-Adviser.   ^  INVESCO,  as  investment  adviser,  has
contracted  with  INVESCO  Management  &  Research,   Inc.  ("IMR")  to  provide
investment  advisory  and  research  services  to the Fund.  IMR has the primary responsibility for providing  portfolio  investment  management  services to the
Fund. IMR is a wholly-owned  subsidiary of INVESCO North American Holdings, Inc.
("INAH"), which is also the parent company of INVESCO.

     The Distributor.  Effective September 30, 1997, INVESCO Distributors,  Inc.
("IDI") is the Fund's distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Fund's distributor.

     INVESCO,  IMR and IDI are indirect wholly-^ owned  subsidiaries of AMVESCAP
PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8,
1997, as part of a merger  between a direct  subsidiary of INVESCO PLC and A I M
Management Group, Inc. that created one of the largest ^ investment management businesses in the world with approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and as of July
31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, on behalf of ^ 884,099 shareholders.


     ^ AMVESCAP PLC's other North American subsidiaries include the following:

     --INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia,
develops and provides domestic and international defined contribution retirement
plan  services  to  plan  sponsors,   institutional  retirement  plan  sponsors,
institutional plan providers and foreign governments.

     --INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 and $200 million in assets.
Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

     --Institutional  Trust Company  d.b.a.  INVESCO  Trust  Company  ("ITC") of
Denver, Colorado, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts.
This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, subaccounting, telephone communications and processing of distributions.

     --INVESCO   Capital   Management,   Inc.   of  Atlanta,   Georgia   manages
institutional  investment  portfolios,  consisting  primarily  of  discretionary employee  benefit plans for corporations  and state and local  governments,  and endowment  funds.  INVESCO Capital  Management,  Inc. is the sole shareholder of
INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of ^ one registered investment companies.

     --INVESCO Management & Research, Inc. of Boston, Massachusetts primarily manages pension and endowment accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for pension plans and public pension funds, as well as endowment and foundation accounts.


     --INVESCO  (NY),  Inc.,  New York, is an investment  adviser for separately managed accounts,  such as corporate and municipal  pension plans,  Taft-Hartley
Plans,  insurance  companies,  charitable  institutions and private individuals.
INVESCO NY also offers the  opportunity  for its clients to invest both directly
and  indirectly  through   partnerships  in  primarily  private  investments  or
privately  negotiated  transactions.  INVESCO  NY further  serves as  investment adviser to several  closed-end  investment  companies,  and as  subadviser  with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the  fundamental  research  investment  approach,  with the help of quantitative tools.

     --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

     --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

      The  corporate  headquarters  of AMVESCAP PLC are located at 11 Devonshire
Square, London, EC2M4YR, England.

     As indicated in the Fund's Prospectus,  ^ INVESCO and IMR permit investment and other  personnel to purchase and sell  securities  for their own accounts in accordance with a compliance policy governing  personal  investing by directors, officers and employees of ^ INVESCO,  IMR and their North  American  affiliates.
The policy requires officers,  inside directors,  investment and other personnel of ^  INVESCO,  IMR  and  their  North  American  affiliates  to  pre-clear  all transactions in securities not otherwise  exempt under the policy.  Requests for trading  authority  will be denied  when,  among  other  reasons,  the  proposed personal  transaction would be contrary to the provisions of the policy or would
be  deemed  to  adversely   affect  any  transaction  then  known  to  be  under
consideration  for or to have been  effected  on behalf of any  client  account, including the Fund.

     In addition to the  pre-clearance  requirement  described above, the policy subjects  officers,  inside  directors,  investment  and  other  personnel  of ^
INVESCO, IMR and their North American affiliates to various trading restrictions
and  reporting  obligations.   All  reportable  transactions  are  reviewed  for
compliance with the policy. The provisions of this poicy are administered by and subject to exceptions authorized by ^ INVESCO.

     Investment Advisory Agreement. ^ INVESCO serves as investment adviser to the Fund pursuant to an investment advisory agreement dated February 28, 1997
(the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or ^ INVESCO at a meeting called for such purpose. The
Agreement was approved by the Fund's shareholders on January 31, 1997, for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, the Agreement may be continued from year to year as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party or the Fund upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940
Act and the rules thereunder.

     The Agreement provides that ^ INVESCO shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies (either directly or by delegation to a sub-adviser which may be affiliated with ^ INVESCO).
Further,  ^  INVESCO  shall  perform  all  administrative,  internal  accounting
(including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Fund excluding, however, those services which are the subject of separate agreement between the Company and ^ INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with ^ INVESCO discussed below.  Services provided under the Agreement  include,  but are not limited to:
supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Fund's operation; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports and filings by ^ INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund), ^ except insofar as the assistance of independent accountants or attorneys ^ is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act. Expenses not assumed by ^ INVESCO are borne by the Fund.

     As full compensation for its advisory  services provided to the Company,  ^
INVESCO receives a monthly fee. The fee is calculated daily at an annual rate of 0.75% of the Fund's average net assets. For the fiscal years ended July 31, 1998, 1997^ and 1996 ^, the Fund incurred advisory fees in the amount of $494,071, $375,830^ and $409,030 ^, respectively, prior to the voluntary absorption of certain Fund expenses by ^ INVESCO and IMR.

     Sub-Advisory Agreement. IMR serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Sub-Agreement") with ^
INVESCO which was approved by the board of directors on November 6, 1996 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, ^
INVESCO, or IMR at a meeting called for such purpose. Shareholders of the Fund approved the Sub-Advisory Agreement on January 31, 1997, for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, the Sub-Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. ^ Any such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty
(60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     The  Sub-Agreement  provides  that IMR,  subject  to the  supervision  of ^
INVESCO, shall manage the investment portfolio of the Fund in conformity with the ^ Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's
Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the Securities Act of 1933 (the "1933 Act"), as amended, and (ii) the Company's status as a regulated investment company under the Internal Revenue
Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or ^ INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Adviser; (e) determining what portion of the Fund should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.


     The Sub-Agreement provides that as compensation for its services, IMR shall receive from ^ INVESCO, at the end of each month, a fee based on the average daily value of the Fund's net assets at the ^ following annual rates: prior to January 1, 1998, 0.375% of the Fund's average net assets; and effective January
1, 1998, 0.30% of the Fund's average net assets. The Sub-Advisory fee is paid by ^ INVESCO, NOT the Fund.

     Administrative  Services Agreement.  ^ INVESCO,  either directly or through affiliated companies, also provides certain administrative,  sub-accounting, and recordkeeping  services  to the  Fund  pursuant  to an  Administrative  Services
Agreement  dated  February  28,  1997  (the  "Administrative   Agreement").  The
Administrative  Agreement  was approved by the board of directors on November 6,
1996, by a vote cast in person by all of the directors of the Company, including all of the  directors  who are not  "interested  persons"  of the  Company  or ^
INVESCO at a meeting called for such purpose.  The  Administrative  Agreement is for an initial term expiring February 28, 1998, and has been continued by action of the board of directors until May 15, ^ 1999. The Administrative Agreement may be continued from year to year as long as each such  continuance is specifically approved by the board of directors  of the Company,  including a majority of the directors  who are not parties to the  Administrative  Agreement  or  interested persons  (as  defined  in the 1940 Act) of any such  party,  cast in person at a meeting called for the purpose of voting on such continuance. The Administrative
Agreement may be  terminated  at any time without  penalty by ^ INVESCO on sixty
(60) days'  written  notice,  or by the Company  upon thirty (30) days'  written notice,  and terminates  automatically in the event of an assignment  unless the
Company's board of directors approves such assignment.

     The Administrative Agreement provides that ^ INVESCO shall provide the following services to the Fund: ^(a) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and ^(b) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of ^ INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

     As  full  compensation  for  services  provided  under  the  Administrative
Agreement, the Fund pays a monthly fee to ^ INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund. ^ During the fiscal years ended July 31, 1998, 1997^ and 1996 ^, the Fund paid INVESCO administrative services fees (prior to the voluntary absorption of certain Fund expenses by ^ INVESCO and IMR) in the amount of $19,881, $17,517^ and $18,180 ^, respectively.

     Transfer Agency Agreement. ^ INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Fund pursuant to a Transfer







Agency Agreement dated February 28, 1997, which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on November 6, 1996, for an initial term expiring February 28, 1998
^, which has been  extended by action of the board of directors  until May 15, ^
1999. Thereafter, the Transfer Agency Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance must also be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment.

     The  Transfer  Agency  Agreement  provides  that  the  Fund ^ will pay to ^
INVESCO an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. This fee is paid monthly at a rate of 1/12 of the annual fee and is based upon the number of shareholder accounts and omnibus account participants in existence at any time during each month. For ^ the fiscal years ended July 31, 1998, 1997^ and 1996 ^, the Fund paid ^ INVESCO transfer agency fees (prior to the voluntary absorption of certain Fund expenses by ^ INVESCO and IMR) in the amount of $208,312, $131,681^ and $47,778 ^, respectively.

     Officers  and  Directors  of  the  Company.   The  overall   direction  and
supervision  of the  Company is the  responsibility  of the board of  directors, which has the primary  duty of seeing that the general  investment  policies and programs  of  the  Fund  are  carried  out  and  that  the ^  Fund  is  properly administered.  The  officers  of the  Company,  all of  whom  are  officers  and employees of, and are paid by, ^ INVESCO,  are  responsible  for the  day-to-day administration of the Company and the Fund. The investment  adviser for the Fund has the primary  responsibility for making investment decisions on behalf of the
Fund. These investment  decisions are reviewed by the investment  committee of ^
INVESCO.

     All of the officers and directors of the Company hold comparable positions with INVESCO ^ Emerging Opportunity Funds, Inc., INVESCO ^ Equity Funds, Inc.
(formerly,  INVESCO  Capital  Appreciation  Funds,  Inc.),  INVESCO Fixed Income
Funds,  Inc.,  INVESCO Flexible Funds,  Inc.  (formerly,  INVESCO Multiple Asset
Funds,  Inc.),  INVESCO Growth Fund, Inc., INVESCO Industrial Income Fund, Inc.,
INVESCO  International  Funds, Inc., INVESCO Money Market Funds, Inc.^,  INVESCO
Specialty Funds,  Inc.,  INVESCO Strategic  Portfolios,  Inc.,  INVESCO Tax-Free
Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust^ and INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust and INVESCO Treasurer's Series
Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W.  BRADY,*+  Chairman of the Board.  Chief  Executive  Officer and
Director of AMVESCAP PLC, London,  England, and of various subsidiaries thereof.








Chairman of the Board of INVESCO ^ Global Health  Sciences Fund.  Address:  1315
Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A.  DEERING,+# Vice Chairman of the Board. ^ Trustee of INVESCO Global
Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado;
Director of ING America Life Insurance Company^.  Address: Security Life Center,
1290 Broadway, Denver, Colorado. Born: January 12, 1928.
^

     VICTOR L. ANDREWS,**@ Director.  Professor Emeritus,  Chairman Emeritus and
Chairman of the CFO  Roundtable  of the  Department  of Finance at Georgia State
University,  Atlanta,  Georgia;  President,  Andrews Financial Associates,  Inc.
(consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry at Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a Director of the Southeastern Thrift and Bank Fund,
Inc. and The Sheffield  Funds,  Inc.  Address:  ^ 34 Seawatch Drive, ^ Savannah,
Georgia. Born: June 23, 1930.


     BOB R. BAKER,+**  Director.  President and Chief  Executive  Officer of AMC
Cancer Research Center, Denver, Colorado, since January 1989; until mid-December
1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775
Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


     LAWRENCE H. BUDNER,#@@ Director. Trust Consultant;  prior to June 30, 1987,
Senior Vice  President  and Senior Trust  Officer of  InterFirst  Bank,  Dallas,
Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.




^

     WENDY L. GRAMM, Ph.D.,**^@ Director.  Self-employed (since 1993); Professor of  Economics  and  Public  Administration,  University  of Texas at  Arlington.
Formerly,  Chairman,  Commodity  Futures  Trading  Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management
and Budget from 1985 to 1988,  Executive Director of the Presidential Task Force
on Regulatory  Relief and Director of the Federal Trade  Commission's  Bureau of
Economics.  Dr.  Gramm is also a director  of the Chicago  Mercantile  Exchange,
Enron  Corporation,  IBP, Inc.,  State Farm Insurance  Company,  State Farm Life
Insurance  Company,  ^  Independant   Women's  Forum,   International   Republic
Institute,  and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of  Visitors,  College of Business  Administration,  University  of
Iowa, and a member of the Board of Visitors,  Center for Study of Public Choice,
George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born:
January 10, 1945.

     ^ KENNETH T.  KING,+#@@  Director.  Formerly,  Chairman of the Board of The
Capitol Life Insurance Company,  Providence  Washington  Insurance Company,  and
Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey.
Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Address: 4080 North Circulo Manzanillo, Tucson, Arizona. Born:
November 16, 1925.








     JOHN W. MCINTYRE,^+#@@  Director.  Retired.  Formerly, Vice Chairman of the
Board of Directors of the Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of ^ The Citizens and Southern Georgia
Corporation and Citizens and Southern National Bank. ^ Trustee of INVESCO Global
Health Sciences Fund and Gables Residential  Trust.  Address: 7 Piedmont Center,
Suite 100, Atlanta, Georgia. Born:  September 14, 1930.




     LARRY SOLL, Ph.D.,**@ Director. ^ Retired. Formerly,  Chairman of the Board
(1987 to  1994),  Chief  Executive  Officer  (1982 to 1989 and 1993 to 1994) and
President  (1982  to  1989)  of  Synergen  Corp.   Director  of  Synergen  since
incorporation  in 1982.  Director  of ^ ISI  Pharmaceuticals,  Inc.,  Trustee of
INVESCO  Global  Health  Sciences  Fund.  Address:  345 Poorman  Road,  Boulder,
Colorado. Born: April 26, 1942.

     MARK H.  WILLIAMSON,+*  President,  CEO and  Director.  President,  CEO and
Director of IDI; President, CEO and Director of INVESCO and President of INVESCO
Global Health Sciences Fund. Formerly, Chairman and CEO of NationsBanc Advisors,
Inc.  (1995 to 1997) and  Chairman of  NationsBanc  Investments,  Inc.  (1997 to
1998). Born: May 24, 1951.

     GLEN A. PAYNE,  Secretary.  Senior Vice  President  (since  1995),  General
Counsel  ^(since  1989) and  Secretary  (since  1989) of INVESCO and Senior Vice
President,  General  Counsel and Secretary of IDI (since 1997);  Vice  President
(May 1989 to April  1995)^ of INVESCO;  Senior  Vice  President,  (since  1995),
General Counsel (since 1989) and Secretary (1989 to 1998) of ITC. Formerly, employee of a U.S. regulatory agency, Washington, D.C.^ (June 1973 through May
1989). Born: September 25, 1947.

     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO
^(since 1988). Senior Vice President and Treasurer of ^ IDI (since 1997). Senior
Vice President and Treasurer of ITC (1988 to 1998) Born: October 1, 1946.

     WILLIAM J.  GALVIN,  JR.,  Assistant  Secretary.  Senior Vice  President of
INVESCO ^(since 1995) and of ^ IDI (since 1997) and Trust Officer of ^ ITC (1995 to 1998); and formerly (August 1992 to July 1995)^ Vice President of INVESCO ^.
Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 ^ and Assistant Vice President of Putnam Companies from November 1986 to June
1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group,
Inc.(since 1984) ^. Formerly, Trust Officer of ^ ITC.  Born: September 14, 1941.




     JUDY P. WIESE, Assistant Treasurer.  Vice President of INVESCO Funds Group,
Inc.  (since 1984) and of INVESCO  Distributors,  Inc. (since 1997) ^. Formerly,
Trust Officer of ^ ITC. Born: February 3, 1948.

     *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

     #Member of the audit committee of the ^ Company's board of directors.

     @Member of the derivatives committee of the Company's board of directors.

     @@Member of the soft dollar brokerage committee of the Company's board of directors.




     +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

^


     **Member of the management liaison committee of the Company.

     As of September ^16, 1998, officers and directors of the Company, as a group, beneficially owned less than 1% of the Company's outstanding shares and less than 1% of the Fund's outstanding shares.

Director Compensation


     The following table sets forth,  for the fiscal year ended July 31, ^ 1998:
the compensation paid by the Fund to its ^ independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as ^ Company expenses with respect to the Defined Benefit Deferred Compensation
Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the ^ Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by IDI and advised by INVESCO ^(including the ^ Company), INVESCO Treasurer's Series Trust and INVESCO Global Health Sciences Fund
(collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1997. As of December 31, ^ 1997, there were 49 funds in the INVESCO Complex. ^

                                                                           Total
                                                                       Compensa-
                                        Benefits      Estimated        tion From
                        Aggregate     Accrued As         Annual          INVESCO
                        Compensa-        Part of       Benefits          Complex
                        tion From        Company           Upon          Paid To
                         Company(1)  Expenses(2)  Retirement(3)     Directors(1)


Fred A.Deering,          ^ $1,158         $  192           $123       $113,350
Vice Chairman of
  the Board


Victor L. Andrews         ^ 1,149            182            143         92,700

Bob R. Baker              ^ 1,164            162            191         96,050

Lawrence H. Budner        ^ 1,140            182            143         91,000

Daniel D. Chabris(4)          1,150            196            107         89,350

Wendy L. Gramm              1,123              0              0         39,000

Kenneth T. King             1,126            200            112         94,350

John W. McIntyre            1,132              0              0        104,000








Larry Soll                  1,132              0              0         78,000
                           ------         ------           ----       --------

Total                     $10,274         $1,114           $819       $797,800

% of Net Assets          0.0191%5       0.0021%5                      0.0046%6

     (1)The vice chairman of the board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, ^ the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.


     (2)Represents benefits accrued with respect to the Defined Benefit Deferred
Compensation Plan discussed below, and not compensation deferred at the election of the directors.


     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health
Sciences Fund which does not participate in ^ this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors.
This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of ^ Mr. McIntyre and Drs. Gramm and Soll, each of these directors has served as a director of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     ^ (4)Mr. Chabris retired as a director effective September 30, 1998.

     (5)Total as a percentage of the Fund's net assets as of July 31, ^ 1998.

     (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1997.

     Messrs. Brady^ and Williamson, as "interested persons" of the Company, the Fund and other funds in the INVESCO Complex, receive compensation as officers or employees of ^ INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for their services as directors.

     The boards of directors/trustees of the mutual funds managed by ^ INVESCO and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred
Compensation  Plan for the  non-interested  directors and trustees of the funds.
Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a
"qualified director") is entitled to receive, upon ^ termination of service as a director (normally at the retirement age of 72) (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his or her retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to ^
50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to ^ him/her or to ^ his/her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to ^ his/her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO and Treasurer's Series Trust Funds in a manner determined to be fair and equitable by the committee. The Company ^ began making payments to Mr. Chabris on October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO and Treasurer's Series Trust Funds. The deferred amounts are being invested in the shares of all of the INVESCO and Treasurer's Series Trust Funds. Each independent director is, therefore, an indirect owner of shares of each INVESCO and Treasurer's Series Trust Funds.

     The Company has an audit committee ^ that is comprised of ^ four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

     The Company ^ has a management liaison committee which meets quarterly with various management personnel of ^ INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

     The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the mutual funds managed by INVESCO, and to review policies and procedures of the Fund's adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

     The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Fund. It monitors derivatives usage by the Fund and the procedures utilized by the Fund's adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the board of directors. It reports on these matters to the Company's board of directors.






HOW SHARES CAN BE PURCHASED


     The ^ shares of the Fund are sold on a continuous basis at the net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share ^ for the Fund is computed separately and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See ^ "How Shares Are Valued."

     The Company has authorized one or more brokers to accept purchase orders on the Fund's behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund's behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at a Fund's net asset value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.

     IDI acts as the Fund's distributor under a distribution agreement with the ^ Fund and bears all expenses, including the costs of printing and distribution of prospectuses incident to direct sales and distribution of Fund shares on a no-load basis.

     Distribution  Plan.  As  discussed  under "How To Buy Shares  -Distribution
Expenses" in the Prospectus, the Company adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act effective
June 1, 1998. The Plan provides that the Fund may make monthly payments to IDI of amounts computed at an annual rate no greater than 0.25% of the Fund's new sales of shares, exchanges into the Fund and reinvestments of dividends and capital gain distributions made on or after June 1, 1998, to permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Fund's shares to investors. Payment by the Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. For the fiscal year ended July 31, 1998, the Fund made payments to IDI under the 12b-1 Plan in the amount of $1,106, prior to the voluntary absorption of certain Fund expenses by INVESCO and IMR. In addition, as of July 31, 1998 $4,067 of additional distribution accruals had been incurred under the Plan for the Fund and will be paid during the fiscal year ending July 31, 1999. As noted in the Prospectus, one type of expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of the Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall
Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund.

     The Plan was not implemented until June 1, 1998.  Therefore,  the following amounts reflect payments made for the period June 1, 1998 through July 31, 1998.
For the fiscal year ended July 31, 1998, allocation of 12b-1 amounts paid by the
Fund for the following  categories of expenses  were:  advertising -- $77; sales
literature,   printing  and  postage  --  $148;   direct  mail  --  $26;  public
relations/promotion  -- $286;  compensation  to  securities  dealers  and  other organizations -- $0; marketing personnel -- $569.

     The nature and scope of services  which are provided by securities  dealers and other  organizations  may vary by dealer but  include,  among other  things, processing new stockholder account  applications,  preparing and transmitting to
the  Company's   Transfer  Agent   computer-processable   tapes  of  the  Fund's
transactions  by  customers,  serving as the primary  source of  information  to customers  in answering  questions  concerning  the Fund and  assisting in other customer transactions with the Fund.

     The Plan was approved on February 3, 1998, at a meeting called for such purpose, by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("independent directors"). The
Plan was approved by shareholders of the Fund on May 6, 1998.

     The Plan provides that it shall continue in effect with respect to the Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company, including the vote of a majority of the Company's independent directors, cast in person at a meeting called for the purpose of voting on such continuance. The Plan can also be terminated at any time with respect to the Fund, without penalty, if a majority of the independent directors, or shareholders of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of the Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of the Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of the Fund's payments thereunder without approval of the shareholders of the Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the independent directors.
Under the agreement implementing the Plan, IDI or the Fund, the latter by vote of a majority of the independent directors or of the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination as to the Fund.







     To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically in the event of such "assignment," in which case the Fund may continue to make payments, pursuant to the Plan, to IDI or another organization only upon the approval of new arrangements, which may or may not be with IDI, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the independent directors, by a vote cast in person at a meeting called for such purpose.

     Information regarding the services rendered under the Plan and the amounts paid therefor by the Fund are provided to, and reviewed by, the directors on a quarterly basis. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.

     The only  directors  or  interested  persons,  as that term is  defined  in
Section 2(a)(19) of the 1940 Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed herein under the section entitled "The Fund And Its
Management -Officers And Directors of the Company" who are also officers either of IDI or companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plan include the following:

     (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objective of the Fund;

     (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes;

     (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO and its affiliated companies:

          (a) To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel),

          (b) To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy) and thereby expand the investment choices available to all shareholders, and

          (c) To acquire and retain talented employees who desire to be associated with a growing organization; and

     (4)  Increased Fund assets may result in reducing each investor's  share of
          certain   expenses  through   economies  of  scale  (e.g.,   exceeding








          established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.


HOW SHARES ARE VALUED


     As described in the section of the Fund's Prospectus  entitled ^"Fund Price
And Performance" the net asset value of shares of the Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by the Fund that the current net asset value per share of the Fund might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock
Exchange is closed,  such as federal  holidays  including New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving, and Christmas.

     The net asset value per share of the Fund is calculated by dividing the value of all securities held by the Fund plus its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities
(including accrued expenses),  by the number of outstanding shares of the Fund.^
Securities traded on national securities  exchanges,  the NASDAQ National Market
System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities or other assets will be valued at their fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

     The ^ value of securities held by the ^ Fund and other assets used in computing net asset value generally are determined as of the time regular trading in such securities or assets is completed each day. ^ Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Fund's net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate ^ the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

FUND PERFORMANCE


     As described in the section of the Fund's Prospectus entitled "Fund Price ^
And Performance," the Company advertises the total return performance of the Fund. The average annual total return performance for the fiscal year ended July
31, ^ 1998 and the period ended December 1, 1993 (inception)  through July 31, ^
1998 was ^-2.12% and ^ 12.01%, respectively. Average annual return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n (exponential) = ERV

where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment


     The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period shown.


     In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.


     ^ In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National
Association of Securities Dealers Automated  Quotations,  Frank Russell Company,
Value Line  Investment  Survey,  the American  Stock  Exchange,  Morgan  Stanley
Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may ^ be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc.
mutual fund  rankings  and  comparisons  which may be used by the Small  Company
Value Fund in performance reports will be drawn from the Small Cap Funds mutual fund groupings in addition to the broad-based Lipper general fund groupings.
Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week





      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
      Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUND

     Periodic  Withdrawal  Plan.  As  described  in the  section  of the  Fund's
Prospectus  entitled "How To Sell Shares," the Fund offers a Periodic Withdrawal
Plan.  All  dividends  and   distributions   on  shares  owned  by  shareholders
participating  in  this  Plan  are  reinvested  in  additional  shares.  Because withdrawal  payments  represent the proceeds from sales of shares, the amount of shareholders'  investments  in the  Fund  will be  reduced  to the  extent  that
withdrawal   payments  exceed  dividends  and  other   distributions   paid  and
reinvested.  Any  gain  or loss on such  redemptions  must be  reported  for tax purposes.  In each case,  shares will be redeemed at the close of business on or about the 20th day of each month  preceding  payment and payments will be mailed within five business days thereafter.

     The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.


     Participation in the Periodic Withdrawal Plan may be terminated at any time by sending a written request to ^ INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

     Exchange Policy. As discussed in the section of the Fund's Prospectus entitled "How To Buy Shares - ^ Exchange Policy," the Fund offers shareholders the ability to exchange shares of the Fund for shares of another fund or for shares of certain other mutual funds advised by ^ INVESCO. Exchange requests may be made either by telephone or by written request to ^ INVESCO using the telephone number or address on the cover of this Statement of Additional
Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This ^ ability is not an option or right to purchase securities, ^ and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.


TAX-DEFERRED RETIREMENT PLANS


     As described in the section of the Fund's  Prospectus  entitled "How To Buy
Shares - ^ Retirement Plans ^ And IRAs," shares of the Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from ^ INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES


     Normally, payments for shares redeemed will be mailed within seven ^ days following receipt of the required documents as described in the section of the Fund's Prospectus entitled "How ^ To Sell Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.

     The Company has authorized one or more brokers to accept purchase orders on the Fund's behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund's behalf. The Fund will be deemed to have received a purchase order when an authorized broker, or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at the Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


     It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of the Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.


DIVIDENDS, ^ OTHER DISTRIBUTIONS AND TAXES

     The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). The Fund so qualified for the ^ taxable year ended July 31, ^ 1998 and intends to continue to qualify during its current ^ taxable year. As a result, it is anticipated that the Fund will pay no federal income or excise taxes and that the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

     Dividends paid by the Fund from net investment income, as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year^.

     ^ Distributions by each Fund of net capital gain (the excess of net long-term ^ capital ^ gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless ^ how long a shareholder has held shares of the Fund. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than 12 months are taxable at a maximum rate of 20%. Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at the maximum rate of 28%. Beginning January 1, 1998, the IRS
Restructuring and Reform Act of 1998, signed into effect on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. Note that the rate of capital gains tax is dependent on the shareholder's marginal tax rate and may be lower than the above rates. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders.
Shareholders should consult their tax adviser as to the effect of distributions by a Fund.

     All dividends and other distributions are regarded as taxable to the investor, regardless whether ^ such dividends and distributions are reinvested in additional shares of the Fund. The net asset value of Fund shares reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If the net asset value of Fund shares
^ were reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. ^ If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.


     ^ INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by ^ INVESCO will be computed using the single-category average cost method, although neither ^ INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses ^ of the Fund in past years, the shareholder must continue to use the cost basis method previously used^ unless the shareholder applies to the IRS for permission to change the method.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and net capital ^ gains for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Foreign taxes withheld may be treated as an expense of the Fund.

     The Fund may invest in the stock of "passive foreign investment  companies"
(PFICs"). A PFIC is a foreign corporation (other than a controlled foreign corporation) that, in general, meets either of the following tests: (1) at least
75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     The  Fund  may   elect  to   "mark-to-market"   its   stock  in  any  PFIC.
Marking-to-market,  in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's  adjusted  tax basis  therein  as of the end of that  year.  Once the election  has been made,  the Fund also will be allowed to deduct from  ordinary income the excess, if any, of its adjusted basis in the PFIC stock over the fair market  value  thereof as of the end of the year,  but only to the extent of any net mark-to-market gains with respect to that PFIC stock included by the Fund for taxable years beginning after December 31, 1997. A Fund's adjusted tax basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.


     Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.


     Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and ^ other distributions ^ generally will be subject to applicable state and local taxes.
Qualification as a regulated investment company under the ^ Code for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


     Portfolio Turnover. There are no fixed limitations regarding the Fund's portfolio turnover ^. The rate of portfolio turnover can fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of the Fund may be disposed of when they are no longer suitable. Brokerage costs to the Fund are commensurate with the rate of portfolio activity. ^ Portfolio turnover rates for the Fund for the fiscal years ended July 31, ^ 1998, 1997 and 1996, were 132%, 147% and 156%, respectively. In computing the portfolio turnover rate, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.

     Placement of Portfolio Brokerage. Either ^ INVESCO. as the Company's investment adviser, or IMR, as the Company's sub-adviser, places orders for the purchase and sale of securities with brokers and dealers based upon ^ INVESCO's or IMR's evaluation of ^ such broker-dealers' financial responsibility subject to their ability to effect transactions at the best available prices. ^ INVESCO or IMR evaluates the overall reasonableness of brokerage commissions or underwriting discounts (the difference between the full acquisition price to acquire the new offering and the discount offered to members of the underwriting syndicate) paid by reviewing the quality of executions obtained on the portfolio transactions of the Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold^ and general economic and market conditions. In seeking to ensure that ^ the commissions or discounts charged the Fund are consistent with prevailing and reasonable commissions or discounts, ^ INVESCO or IMR also endeavors to monitor brokerage industry practices with regard to the commissions or discounts charged by ^








broker-dealers on transactions effected for other comparable institutional investors. While ^ INVESCO or IMR seeks reasonably competitive rates, the Fund does not necessarily pay the lowest commission, discount, or spread available.

     Consistent with the standard of seeking to obtain the best execution on portfolio transactions, ^ INVESCO or IMR may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to ^
INVESCO or IMR in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by ^ INVESCO or IMR in servicing all of their respective accounts and not all such services may be used by ^ INVESCO or IMR in connection with the Fund.

     In recognition of the value of the above-described brokerage and research services provided by certain brokers, ^ INVESCO or IMR, consistent with the standard of seeking to obtain competitive execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Fund on which the commissions or discounts are in excess of those which other brokers might have charged for effecting the same transactions.

     Portfolio transactions may be effected through qualified broker-dealers who recommend the Fund to their clients, or ^ that act as agent in the purchase of the Fund's shares for their clients. When a number of ^ broker-dealers can provide comparable price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker ^-dealer in selecting among qualified broker-dealers.

     Certain financial institutions (including brokers who may sell shares of the Fund, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Fund through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in the Fund made in the name of such NTF Program
Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Fund to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF
Programs, the Company's directors have authorized the Fund to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the Funds. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of the Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized INVESCO to place a portion of the Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of the Fund may be credited by the NTF Program
Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Fund, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between INVESCO or IDI and the NTF
Program Sponsor. Thus, the Fund pays sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by the Fund's credits. In the event that the transfer agency fee paid by the Fund to INVESCO with respect to investors who have beneficial interests in a particular NTF Program Sponsor's omnibus accounts in the Fund exceeds the Services Fee applicable to the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services
Fees payable to that NTF Program Sponsor with respect to the Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Fund. The Company's board of directors has also authorized the Fund to pay to IDI the full Rule
12b-1 fees contemplated by the Plan as payment for expenses incurred by IDI in engaging in the activities and providing the services on behalf of the Fund contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to pay IDI for payments to such NTF
Program Sponsor absent such credits.

     The aggregate dollar amount of brokerage commissions paid by the Fund for the fiscal years ended July 31, 1998, 1997^ and 1996 ^ were $158,423, $273,980^
and $386,415 ^, respectively. During the fiscal year ended July 31, ^ 1998, brokers providing research received ^ $1,272 in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was ^ $457,857. Commissions of $0 were allocated to certain brokers in recognition of their sales of shares of the Fund during the fiscal year ended July 31, ^ 1998.

     At July 31, ^ 1998, the Fund did not hold securities of its regular brokers or dealers, or their parents.

     Neither ^ INVESCO nor IMR receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between ^ INVESCO, IMR, or any person affiliated with ^ INVESCO, IMR, or the Fund and any broker or dealer that executes transactions for the Fund.








ADDITIONAL INFORMATION


     Common Stock. The Company was incorporated with ^ 100,000,000 authorized shares of common stock with a par value of $0.01 per share, all of which has been allocated to the Fund. As of July 31, ^ 1998, 4,856,426 shares of the Fund were outstanding. ^ All shares offered hereby, when issued, will be fully paid and nonassessable. ^ The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

     All Fund shares have equal voting rights. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. Directors may appoint their own successors, provided that ^ a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

     Principal Shareholders. As of August 31, ^ 1998, the following persons held more than 5% of the Fund's outstanding equity securities.


Name and Address                                                     Percent
of Beneficial Owner                       Number of Shares           of Class
-------------------                       ----------------           --------
INVESCO Small Company
Value Fund


Turtle & Co.                              ^ 451,768.2500             9.65%

S1-RR
P.O. Box 9242
Boston, MA 02209-9242



MAC & Co.                                 360,137.7620               7.69%
Acct. #860-611 ^
Mellon Bank NA
Mutual Funds Dept.
P.O. Box 320
Pittsburgh, PA  15230-0320

INVESCO Trust Co. TR                      321,476.0820               6.87%
Blue Cross Blue Shield Assoc.
Nat'l. 401K Plan
Attn: Larkin Hays
1201 Peachtree St. N.E., Ste. 2200
Atlanta, GA 30361-3500

Enele & Co.                               308,530.1510               6.59%
Freightliner Corp.
Acct. #007128
Copper Mountain Trust Corp.
1211 S.W. Fifth Ave., Ste. 1900
Portland, OR 97204-3719









Thaddeus Kushinski TR                     282,802.4580               6.04%
Holstein Friesian Assoc. of
America Reserve
One Holstein Pl.
Brattleboro, VT 05301-3363 ^

     Independent  Accountants.  ^  PricewaterhouseCoopers  LLP, 950  Seventeenth
Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

     Custodian.  State  Street Bank and Trust  Company,  P.O.  Box 351,  Boston,
Massachusetts, has been designated as custodian of the cash and investment securities of the Fund. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the ^ Fund in accordance with procedures and conditions specified in the custody agreement. Under its contract with the Fund, the custodian is authorized to establish separate accounts in foreign ^ countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

     Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union
Ave., Denver, CO 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

     Reports to  Shareholders.  The  Company's  fiscal year ends on July 31. The
Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire &
Gorrell, Denver, Colorado, acts as special counsel to the Company.


     Financial  Statements.  The Company's audited financial  statements and the notes  thereto  for the fiscal  year ended July 31, ^ 1998,  and the report of ^
PricewaterhouseCoopers  LLP  with  respect  to  such  financial  statements  are
incorporated   herein  by  reference   from  the  Company's   Annual  Report  to
Shareholders for the fiscal year ended July 31, ^ 1998.

     Prospectus. The Company will furnish, without charge, a copy of the Prospectus for the Fund upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.


     Registration Statement. This Statement of Additional Information and the related Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete
Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.







APPENDIX A

BOND RATINGS

     The following is a description of the S&P and Moody's bond rating categories:

Moody's Corporate Bond Ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality.  They carry the
smallest   degree  of  investment   risk  and  are  generally   referred  to  as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  rated Aa are  judged to be of high  quality  by all  standards.
Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.






     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.






APPENDIX B


DESCRIPTION OF FUTURES^ AND OPTIONS ^ CONTRACTS


Options on Securities

     An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.
The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.
Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.


     Options on securities are traded on national securities exchanges,  such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated  by the  Securities  and  Exchange  Commission.  The Options  Clearing
Corporation   ("OCC")   guarantees   the   performance   of  each  party  to  an
exchange-traded  option^  by in effect  taking  the  opposite  side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities  and options on indices of securities  only through a registered ^
broker-dealer which is a member of the exchange on which the option is traded.

     An option position in an  exchange-traded  option may be closed out only on an exchange which provides a secondary  market for an option of the same series.
Although the Fund will generally  purchase or write only those options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary  market on an exchange will exist for any particular  option at any  particular  time. In such event it might not be possible to effect  closing transactions in a particular option with the result that this Fund would have to exercise  the option in order to realize any profit.  This would  result in this
Fund  incurring  brokerage   commissions  upon  the  disposition  of  underlying
securities  acquired  through the exercise of a call option or upon the purchase of underlying  securities upon the exercise of a put option.  If ^ the Fund as a covered call option ^ writer is unable to effect a closing purchase  transaction in a secondary  market,  unless the ^ Fund is required to deliver the securities pursuant to the assignment of an exercise  notice, ^ it will not be able to sell the underlying security until the option expires.






     Reasons  for the  potential  absence  of a liquid  secondary  market  on an exchange include the following:  (i) there may be insufficient  trading interest in certain options;  (ii)  restrictions may be imposed by an exchange on opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities:   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an exchange; (v) the facilities of an  exchange  or a clearing  corporation  may not at all times be adequate to handle current trading volume or (vi) one or more exchanges  could, for economic or other reasons,  decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist,  although  outstanding  options on that exchange  which had been issued by a clearing  corporation  as a result of trades on that exchange  would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated  trading activity or other unforeseen  events might not,  at a  particular  time,  render  certain of the  facilities  of any of the clearing  corporations  inadequate and thereby  result in the  institution by an exchange of special  procedures which may interfere with the timely execution of customers' orders.  However,  the ^ OCC, based on forecasts provided by the U.S.
exchanges,  believes  that its  facilities  are adequate to handle the volume of reasonably  anticipated  options  transactions,  and such exchanges have advised such  clearing  corporation  that they  believe  their  facilities  will also be adequate to handle reasonably anticipated volume.

     In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Company on behalf of the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC.
If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts


     A ^ futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a ^ futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash.
Futures ^ contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, ^ futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.


     The purchase or sale of a ^ futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the ^ futures contract fluctuates, making positions in the ^ futures contract more or less valuable, a process known as "marking to the market."

     A ^ futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a ^ futures contract, by in effect taking the opposite side of such ^ contract. At any time prior to the expiration of a ^ futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury ^ bonds, Treasury ^ notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury ^ bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts


     An ^ option on a ^ futures contract provides the holder with the right to enter into a "long" position in the underlying ^ futures contract, in the case of a call option, or a "short" position in the underlying ^ futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date.
Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of ^ futures contracts, such as payment of variation margin deposits. In addition, the writer of an ^ option on a ^ futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an ^ option on a ^ futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


     An option, whether based on a ^ futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.




                             PART C.  OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)  Financial Statements: Page in Prospectus
                                                                      Page in
                                                                      Prospectus
               (1)  Financial  statements  and schedules
                    included in Prospectus (Part A):


                    Financial Highlights for each of the ^            9
                    four years ended July 31, 1998, 1997,
                    1996 and 1995 and for the period  from
                    Commencement of Operations (December 1,
                    1993) through July 31, 1994.


                                                                      Page in
                                                                      Statement
                                                                      of Addi-
                                                                      tional In-
                                                                      formation

               (2)  The following  audited  financial
                    statements of the Company and the notes
                    thereto  for the fiscal year ended July
                    31, ^ 1998 and the report of ^
                    PricewaterhouseCoopers LLP with respect to such financial statements are incorporated in the Statement of
                    Additional Information by reference from the Company's Annual Report to
                    Shareholders for the fiscal year ended
                    July 31, ^ 1998: Statement of Investment
                    Securities as of July 31, ^ 1998;
                    Statement of Assets and  Liabilities as
                    of July 31, ^ 1998;  Statement of
                    Operations for the year ended  July 31, ^
                    1998; Statement of Changes in Net Assets for each of the two years ended July 31, 1998 and 1997 ^; Financial Highlights for each of the ^ four years ended July
                    31, 1998,  1997,  1996 and 1995 and the
                    eight-month  period December 1, 1993
                    (commencement of operations)  through
                    July 31, 1994.


               (3)  Financial statements and schedules
                    included in Part C:

                    None: Schedules have been omitted as all information has been presented in the financial statements.

                    (b)  Exhibits:

                         (1)  Articles of Incorporation (Charter).(2)

                         (2)   Bylaws.(2)

                         (3)   Not applicable.

                         (4)   Not required to be filed on EDGAR.


                         (5)   (a) Investment Advisory Agreement Between
                               Registrant and INVESCO Funds Group, Inc.
                               dated February 28, ^ 1997.(3)
                               (b) Sub-Advisory Agreement Between
                               INVESCO Funds Group, Inc. and INVESCO
                               Management and Research, dated February
                               28, ^ 1997.(3)

                         (6)   (a) General Distribution Agreement Between
                               Registrant and INVESCO Funds Group, Inc.
                               dated February 28, ^ 1997.(3)

                               (b) ^ General Distribution Agreement between
                               Registrant and INVESCO Distributors, Inc.
                               dated ^ September 30, 1997.


                         (7)   (a)   Defined Benefit Deferred Compensation
                               Plan for Non-Interested Directors and
                               Trustees.(3)

                               (b)   Form of Amended Defined Compensation
                               Plan for Non-Interested Directors and
                               Trustees.


                         (8)   Custody Agreement Between Registrant and
                               State Street Bank and Trust Company dated
                               July 1, ^ 1993.(3)



                               (a) Amendment to Custody Agreement dated
                               October 25, ^ 1995.(3)

                               (b) Data Access Service Addendum dated May
                               19, ^ 1997.(3)

                         (9)   (a) Transfer Agency Agreement Between
                               Registrant and INVESCO Funds Group, Inc.
                               dated February 28, ^ 1997.(3)


                               (b) Administrative Services Agreement between the Registrant and INVESCO Funds Group, Inc.
                               dated February 28, ^ 1997.(3)

                         (10)  Opinion  and  consent of counsel
                               as to the  legality of securities
                               being  registered,  indicating
                               whether they will, when sold, be
                               legally issued, fully paid and
                               non-assessable was filed with the
                               Securities and Exchange Commission
                               on or about September 26, 1997,
                               pursuant  to Rule  24f-2 and herein
                               incorporated  by ^ reference.(3)


                         (11)  Consent of Independent Accountants.

                         (12)  Not applicable.

                         (13)  Not applicable.

                         (14)  Copies of model plans used in the
                               establishment of retirement plans
                               as follows:


                               (a) Non-standardized Profit Sharing Plan;

                               (b) Non-standardized Money Purchase Pension
                               Plan;

                               (c) Standardized Profit Sharing Plan Adoption
                               Agreement;

                               (d) Standardized Money Purchase Pension Plan;

                               (e) Non-standardized 401(k) Plan Adoption
                               Agreement;

                               (f) Standardized 401(k) Paired Profit Sharing
                               Plan;

                               (g) Standardized Simplified Profit Sharing
                               Plan;

                               ^(h) Defined Contribution Master Plan & Trust
                               Agreement^.

                         ^(15) Plan and Agreement of Distribution
                               pursuant to Rule 12b-1 under the
                               Investment Company Act of 1940 dated
                               --------------------.

                         (16) Schedule for computation of performance ^ data.(3)


                         (17)  Financial Data Schedule.

                         (18)   Not    applicable.

-------------------------------

(1)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  3 to  the
Registrant's Registration Statement on November 15, 1995, and incorporated herein by reference.

(2)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  4 to  the
Registrant's Registration Statement on November 22, 1996, and incorporated herein by reference.


(3)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  5 to  the
Registrant's Registration Statement on September 29, 1997, and incorporated herein by reference.


Item 25.       Persons Controlled by or Under Common Control With
               Registrant

     No person is presently controlled by or under common control with Registrant.

Item 26.       Number of Holders of Securities

                                                Number of Record
                                                Holders as of
             Title of Class                     August 31, ^ 1998
             --------------                     -----------------
             Common Stock                       ^ 3,822


Item 27.     Indemnification

     Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.       Business and Other Connections of Investment Adviser


     See "The Fund ^ And Its  Management"  in the Fund's  Prospectus  and in the
Statement of Additional Information for information regarding the business of the investment adviser^, INVESCO.

     Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with INVESCO Trust Company, another subsidiary of INVESCO.


                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  --------       -------------------

Dan J. Hesser                  Chairman         Chairman
                               and              INVESCO Funds Group, Inc.
                               Director         7800 East Union Avenue
                                                Denver, CO 80237

Mark H. Williamson             Officer &        President & Chief
                               Director         Executive Officer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

William J. Galvin, Jr.         Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ronald L. Grooms               Officer          Senior Vice President &
                                                Treasurer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Richard W. Healey              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Daniel B. Leonard              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Timothy J. Miller              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Donovan J. (Jerry) Paul        Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Glen A. Payne                  Officer          Senior Vice President,
                                                Secretary & General
                                                Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237


                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  --------       -------------------

John R. Schroer, II            Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Ingeborg S. Cosby              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Elroy E. Frye, Jr.             Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Linda J. Gieger                Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Mark D. Greenberg              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Gerard F. Hallaren, Jr.        Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Richard R. Hinderlie           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Thomas M. Hurley               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Patricia F. Johnston           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237








                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  --------       -------------------

James F. Lummanick             Officer          Vice President &
                                                Assistant General Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Thomas A. Mantone, Jr.         Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Trent E. May                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Frederick R. (Fritz)           Officer          Vice President
Meyer                                           INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Jeffrey G. Morris              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Laura M. Parsons               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Pamela J. Piro                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Gary L. Rulh                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

John S. Segner                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Terri B. Smith                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Alan I. Watson                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237






                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  --------       -------------------

Judy P. Wiese                  Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

Ronald C. Lively               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                17406 Brown Road
                                                Odessa, FL 33556

Scott E. Stapley               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                1615 Arch Bay Drive
                                                Newport Beach, CA 92660

David B. McElroy               Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ryland K. Pruett, Jr.          Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                2337 Mirow Place
                                                Charlotte, NC 28270

Thomas H. Scanlan              Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                12028 Edgepark Court
                                                Potomac, MD 20854

Michael D. Legoski             Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Stephen A. Moran               Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Donald R. Paddack              Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Kent T. Schmeckpeper           Officer          Assistant Vice President
                                                Account Relationship
                                                Manager
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237








                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  --------       -------------------

Tane' T. Tyler                 Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Jeraldine E. Kraus             Officer          Assistant Secretary
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237



Item 29.       Principal Underwriters


               (a)   INVESCO ^ Equity Funds, Inc.
                     INVESCO Emerging Opportunity Funds, Inc.
                     INVESCO ^ Flexible Funds, Inc.
                     INVESCO Growth Fund, Inc.
                     ^ INVESCO Income Funds, Inc.
                     INVESCO Industrial Income Fund, Inc.
                     INVESCO International Funds, Inc.
                     INVESCO Money Market Funds, Inc.
                     INVESCO Specialty Funds, Inc.
                     INVESCO Strategic Portfolios, Inc.
                     INVESCO Tax-Free Income Funds, Inc.
                     INVESCO Value Trust
                     INVESCO Variable Investment Funds, Inc.



               (b)

                                          Positions and        Positions and
Name and Principal                        Offices with         Offices with
Business Address                          Underwriter          Registrant
----------------                          -------------        --------------

^

William J. Galvin, Jr.                    Senior Vice          Assistant
7800 E. Union Avenue                      President &          Secretary
Denver, CO 80237                          Assistant
                                          Secretary

Ronald L. Grooms                          Senior Vice          Treasurer^
7800 E. Union Avenue                      President &          Chief ^ Fin'l
Denver, CO 80237                          Treasurer            Officer, and
                                                               Chief Acctg.
                                                               Off.


^ Richard W. Healey                       Senior Vice
7800 E. Union Avenue                      ^ President
^ Denver, CO 80237

^ Dan J. Hesser                           Chairman of
7800 E. Union Avenue                      the Board & ^
^ Denver, CO 80237                        Director

Charles P. Mayer                          Director
^ 7800 E. Union Avenue
Denver, CO 80237


Glen A. Payne                             Senior Vice          Secretary
7800 E. Union Avenue                      President,
Denver, CO  80237                         Secretary &
   General Counsel


^

Judy P. Wiese                             Vice President       Asst. Treas.
7800 E. Union Avenue                      & Assistant
Denver, CO 80237                          Treasurer

Mark H. Williamson ^                      President,           President,
7800 E. Union Avenue                      Chief Executive      CEO &
Denver, CO ^ 80237                        Officer &            Director
   Director


          (c)   Not applicable.

Item 30.  Location of Accounts and Records


          ^ Mark H. Williamson
          7800 E. Union Avenue
          Denver, CO  80237



Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (b) The Registrant hereby undertakes that the board of directors will call a special shareholders meeting for the purpose of voting on the question of removal of a director or directors of the Company if requested to do so in writing by the holders of at least 10% of the outstanding shares of the Company, and to assist the shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this ^ post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^29 day of September, ^ 1998.


Attest:                                      INVESCO Diversified Funds, Inc.



/s/ Glen A. Payne                      /s/ ^ Mark H. Williamson
------------------------------------   ------------------------------------
Glen A. Payne, Secretary               ^ Mark H. Williamson, President

     Pursuant to the requirements of the Securities Act of 1933, this ^ post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 29th day of ^
September, 1998.

/s/ ^ Mark H. Williamson               /s/ Lawrence H. Budner
------------------------------------   ------------------------------------
^ Mark H. Williamson, President        ^ Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                   ^/s/Fred A. Deering
------------------------------------   ------------------------------------
Ronald L. Grooms, Treasurer            ^ Fred A. Deering, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                  ^/s/Larry Soll
------------------------------------   ------------------------------------
^ Victor L. Andrews, Director          Larry Soll, Director

/s/ ^ Bob R. Baker                     /s/Kenneth T. King
------------------------------------   ------------------------------------
^ Bob R. Baker, Director               Kenneth T. King, Director

/s/ Charles W. Brady                   /s/ John W. McIntyre
------------------------------------   ------------------------------------
Charles W. Brady, Director             John W. McIntyre, Director

/s/ Wendy L. Gramm                    /s/ Daniel D. Chabris
------------------------------------  -------------------------------------
Wendy L. Gramm, Director              Daniel D. Chabris, Director


By*---------------------------------  By* /s/ Glen A. Payne
   Edward F. O'Keefe                     ----------------------------------
   Attorney in Fact                       Glen A. Payne
                                          Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant ^ have been filed with the Securities and Exchange Commission on August 26, 1993, November 15, 1995 ^, November 22, 1996 and September 29,
1997.






                                  Exhibit Index

                                                     Page in
Exhibit Number                                     Registration Statement
--------------                                     ----------------------

   ^ 6(b)                                                   85
    7(b)                                                    93
   11                                                      100
   14(a)                                                   101
   14(b)                                                   139
   14(c)                                                   175
   14(d)                                                   208
   14(e)                                                   238
   14(f)                                                   292
   14(g)                                                   335
   14(h)                                                   344
   17                                                      447



